UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07885

Name of Fund: Master Extended Market Index Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Master Extended Market Index Series of Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2012

Date of reporting period: 09/30/2012

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2012 (Unaudited)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.4%
AAR Corp.	5,294	$86,927
Aerosonic Corp. (a)	200	618
AeroVironment, Inc. (a)	2,606	61,163
Alliant Techsystems, Inc.	4,261	213,519
Arotech Corp. (a)	4,742	4,268
Astronics Corp. (a)	1,424	43,859
Astrotech Corp. (a)	3,505	3,424
Aviation General, Inc.	1,200	—
BE Aerospace, Inc. (a)	13,896	585,021
Ceradyne, Inc.	3,072	75,049
CPI Aerostructures, Inc. (a)	1,392	15,089
Cubic Corp.	2,145	107,379
Curtiss-Wright Corp.	6,209	203,034
Ducommun, Inc. (a)	1,365	18,564
Esterline Technologies Corp. (a)	4,105	230,455
Exelis, Inc.	24,876	257,218
GenCorp, Inc. (a)	8,426	79,963
Heico Corp., Class A	6,056	184,768
Hexcel Corp. (a)	13,305	319,586
Huntington Ingalls Industries, Inc. (a)	6,621	278,413
Innovative Solutions & Support, Inc. (a)	2,908	11,574
Kratos Defense & Security Solutions, Inc. (a)	7,241	42,287
LMI Aerospace, Inc. (a)	1,409	28,800
Mantech International Corp., Class A	2,948	70,752
Moog, Inc., Class A (a)	5,964	225,857
Orbital Sciences Corp. (a)	7,828	113,976
RBC Bearings, Inc. (a)	2,999	144,252
Smith & Wesson Holding Corp. (a)	8,878	97,747
Spirit AeroSystems Holdings, Inc., Class A (a)	14,881	330,507
Sturm Ruger & Co., Inc. (b)	2,583	127,833
Taser International, Inc. (a)	7,804	47,058
Teledyne Technologies, Inc. (a)(b)	4,902	310,738
TransDigm Group, Inc. (a)	6,003	851,646
Triumph Group, Inc.	6,701	419,013
VSE Corp.	720	17,633
		5,607,990
Alternative Energy — 0.1%
Amyris, Inc. (a)(b)	3,980	13,691
Ascent Solar Technologies, Inc. (a)	4,569	4,752
BioFuel Energy Corp. (a)	568	2,880
DayStar Technologies, Inc. (a)	334	484
FuelCell Energy, Inc. (a)	21,060	18,533
Green Plains Renewable Energy, Inc. (a)	3,197	18,734
GreenHunter Energy, Inc. (a)(b)	3,123	7,058
GT Advanced Technologies, Inc. (a)(b)	15,952	86,938
KiOR, Inc. Class A (a)	1,375	12,788
Ocean Power Technologies, Inc. (a)	1,816	5,303

Common Stocks	Shares	Value
Alternative Energy (concluded)
Pacific Ethanol, Inc. (a)	4,744	$1,850
Plug Power, Inc. (a)(b)	5,885	4,900
Rex American Resources Corp. (a)	909	16,371
Solazyme, Inc. (a)	5,255	60,327
STR Holdings, Inc. (a)	5,665	17,561
SunPower Corp. (a)	4,306	19,420
Verenium Corp. (a)	2,654	8,626
		300,216
Automobiles & Parts — 1.8%
Allison Transmission Holdings, Inc.	4,102	82,532
American Axle & Manufacturing Holdings, Inc. (a)	9,197	103,650
Cooper Tire & Rubber Co.	8,276	158,734
Dana Holding Corp.	19,601	241,092
Dorman Products, Inc. (a)	3,626	114,255
Exide Technologies (a)	10,415	32,287
Federal-Mogul Corp., Class A (a)	2,419	22,134
Fuel Systems Solutions, Inc. (a)	1,979	34,019
General Motors Co. (a)	101,615	2,311,741
Gentex Corp.	19,171	326,099
Gentherm, Inc. (a)	4,113	51,166
Lear Corp.	13,155	497,128
LKQ Corp. (a)	39,474	730,269
LoJack Corp. (a)	3,917	8,813
Modine Manufacturing Co. (a)	6,139	45,306
Motorcar Parts of America, Inc. (a)	1,814	8,762
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	2,934	2,318
Shiloh Industries, Inc.	848	9,515
Standard Motor Products, Inc.	2,650	48,813
Stoneridge, Inc. (a)	4,021	19,984
Strattec Security Corp.	500	10,645
Superior Industries International, Inc.	3,069	52,449
Tenneco, Inc. (a)	8,101	226,828
Tesla Motors, Inc. (a)(b)	8,968	262,583
Titan International, Inc.	5,777	102,022
TRW Automotive Holdings Corp. (a)	13,537	591,702
U.S. Auto Parts Network, Inc. (a)	3,164	10,947
Visteon Corp. (a)	6,992	310,864
WABCO Holdings, Inc. (a)	8,526	491,694
		6,908,351
Banks — 5.1%
1st Source Corp.	774	17,237
1st United Bancorp, Inc. (a)	4,861	31,353
Ameriana Bancorp	200	1,296
American National BankShares, Inc.	1,196	27,018
Ameris Bancorp (a)	3,662	46,105
Ames National Corp.	1,350	28,134
Arrow Financial Corp.	1,760	43,987
Associated Banc-Corp.	22,503	296,365
Astoria Financial Corp.	10,796	106,664
Atlantic Coast Financial Corp. (a)	451	884

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	1

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Banks (continued)
Bancfirst Corp.	770	$33,079
Bancorp of New Jersey, Inc.	1,300	13,377
The Bancorp, Inc. (a)	4,490	46,112
BancorpSouth, Inc.	10,747	158,411
BancTrust Financial Group, Inc. (a)	3,128	9,415
Bank Mutual Corp.	6,240	28,392
Bank of Hawaii Corp.	6,015	274,404
Bank of Kentucky Financial Corp.	1,025	28,434
Bank of Marin Bancorp	803	34,136
Bank of the Ozarks, Inc. (c)	3,892	134,157
BankFinancial Corp.	2,716	23,874
BankUnited, Inc.	6,249	153,788
Banner Corp.	2,389	64,742
Bar Harbor Bankshares	824	29,450
BCB Bancorp, Inc.	2,031	21,813
Beneficial Mutual Bancorp, Inc. (a)	4,923	47,064
Berkshire Bancorp, Inc. (a)	1,075	8,847
Berkshire Hills Bancorp, Inc.	3,009	68,846
BofI Holding, Inc. (a)	1,663	43,321
BOK Financial Corp.	3,392	200,467
Boston Private Financial Holdings, Inc.	10,579	101,453
Bridge Bancorp, Inc.	1,260	29,371
Bridge Capital Holdings (a)	1,616	24,983
Brookline Bancorp, Inc.	9,649	85,104
Bryn Mawr Bank Corp.	1,719	38,574
California First National Bancorp	611	11,267
Camco Financial Corp. (a)	894	1,663
Camden National Corp.	1,086	40,225
Cape Bancorp, Inc. (a)	2,315	21,668
Capital Bank Financial Corp. Class A (a)	547	9,847
Capital City Bank Group, Inc.	1,563	16,630
CapitalSource, Inc.	29,706	225,171
Capitol Federal Financial, Inc.	19,032	227,623
Cardinal Financial Corp.	4,083	58,387
Cascade Bancorp (a)	1,327	7,007
Cathay General Bancorp	9,725	167,853
Center Bancorp, Inc.	2,206	26,296
Centerstate Banks, Inc.	4,087	36,456
Central Pacific Financial Corp. (a)	3,791	54,211
Century Bancorp, Inc., Class A	731	23,334
CFS Bancorp, Inc.	2,109	11,515
Chemical Financial Corp.	3,564	86,249
Chicopee Bancorp, Inc. (a)	1,749	25,273
Citizens & Northern Corp.	1,826	35,808
Citizens Republic Bancorp, Inc. (a)	5,463	105,709
Citizens South Banking Corp.	2,456	17,192
City Holding Co.	1,990	71,322
City National Corp.	6,237	321,268
Clifton Savings Bancorp, Inc.	1,775	19,525
CNB Financial Corp.	1,892	33,129
CoBiz Financial, Inc.	5,017	35,119
Colony Bankcorp, Inc. (a)	750	2,760
Columbia Banking System, Inc.	5,221	96,797

Common Stocks	Shares	Value
Banks (continued)
Commerce Bancshares, Inc.	9,770	$394,024
Community Bank System, Inc.	5,167	145,658
Community Trust Bancorp, Inc.	1,971	70,039
Cullen/Frost Bankers, Inc.	8,056	462,656
CVB Financial Corp.	11,630	138,862
Dime Community Bancshares, Inc.	4,220	60,937
Direct Markets Holdings Corp. (a)	7,747	163
Doral Financial Corp. (a)	17,589	16,546
Eagle Bancorp, Inc. (a)	2,601	43,489
East-West Bancorp, Inc.	18,878	398,703
Eastern Virginia Bankshares, Inc. (a)	2,156	9,939
Enterprise Bancorp, Inc.	1,140	19,471
Enterprise Financial Services Corp.	2,422	32,939
ESB Financial Corp.	1,979	27,627
ESSA Bancorp, Inc.	2,145	22,287
Farmers Capital Bank Corp., (a)	1,302	13,671
Fidelity Southern Corp.	1,591	15,051
Financial Institutions, Inc.	1,802	33,589
First Bancorp, Inc.	1,404	24,640
First Bancorp, North Carolina	2,188	25,228
First Bancorp, Puerto Rico (a)	9,148	40,434
First Busey Corp.	10,122	49,395
First California Financial Group, Inc. (a)	3,647	25,383
First Citizens Banc Corp.	1,258	6,605
First Citizens BancShares, Inc., Class A	658	107,188
First Commonwealth Financial Corp.	14,043	99,003
First Community Bancshares, Inc.	2,285	34,869
First Connecticut Bancorp, Inc.	2,958	39,963
First Defiance Financial Corp.	1,557	26,874
First Federal Bancshares of Arkansas, Inc. (a)	764	7,464
First Financial Bancorp	7,832	132,439
First Financial Bankshares, Inc.	3,928	141,526
First Financial Corp.	1,477	46,289
First Financial Holdings, Inc.	2,566	33,332
First Financial Northwest, Inc. (a)	2,613	21,035
First Financial Service Corp. (a)	358	1,074
First Interstate Bancsystem, Inc.	2,429	36,338
First M&F Corp.	1,759	13,052
First Merchants Corp.	4,018	60,310
First Midwest Bancorp, Inc.	9,957	124,960
First Niagara Financial Group, Inc.	46,961	379,914
The First of Long Island Corp.	1,298	39,991
First Pactrust Bancorp, Inc.	1,762	22,043
First Republic Bank	9,105	313,758
First Security Group, Inc. (a)	108	243
First South Bancorp, Inc. (a)	1,978	9,633
First United Corp. (a)	1,435	9,801
FirstMerit Corp.	14,187	208,975
Flagstar BanCorp., Inc. (a)	27,695	30,465
Flushing Financial Corp.	4,169	65,870

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	2

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Banks (continued)
FNB Corp.	18,312	$205,278
FNB United Corp. (a)	1,425	16,929
Fox Chase Bancorp., Inc.	1,899	29,662
Franklin Financial Corp. (a)	2,309	39,392
Fulton Financial Corp.	25,986	256,222
German American Bancorp, Inc.	1,772	42,741
Glacier Bancorp, Inc.	9,562	148,976
Great Southern Bancorp, Inc.	1,286	39,750
Guaranty Bancorp (a)	15,184	30,672
Hampton Roads Bankshares, Inc. (a)(b)	3,404	5,106
Hancock Holding Co.	10,987	340,048
Hanmi Financial Corp. (a)	4,278	54,801
Hawthorn Bancshares, Inc.	1,149	10,146
Heartland Financial USA, Inc.	2,008	54,758
Heritage Commerce Corp. (a)	3,604	25,012
Heritage Financial Corp.	2,255	33,893
HMN Financial, Inc. (a)	1,094	3,391
Home Bancorp, Inc. (a)	1,539	27,687
Home Bancshares, Inc.	3,108	105,952
Home Federal Bancorp, Inc.	2,462	27,870
HomeTrust Bancshares, Inc. (a)	3,179	42,122
Horizon Bancorp	788	22,521
Hudson Valley Holding Corp.	2,243	38,243
IBERIABANK Corp.	3,823	175,093
Independent Bank Corp.	2,878	86,599
Independent Bank Corp./MI (a)	1,901	5,152
International Bancshares Corp.	7,067	134,626
Intervest Bancshares Corp. (a)	3,247	12,339
Investors Bancorp, Inc. (a)	6,527	119,052
Kearny Financial Corp.	2,474	24,097
Lakeland Bancorp, Inc.	3,513	36,360
Lakeland Financial Corp.	2,160	59,616
Macatawa Bank Corp. (a)	4,611	14,340
MainSource Financial Group, Inc.	2,922	37,518
MB Financial, Inc.	7,253	143,247
Mercantile Bank Corp. (a)	1,247	21,374
Merchants Bancshares, Inc.	842	24,881
Metro Bancorp, Inc. (a)	2,216	28,077
Midsouth Bancorp, Inc.	1,426	23,087
MidwestOne Financial Group, Inc.	1,321	28,454
MutualFirst Financial, Inc.	1,313	14,942
NASB Financial, Inc. (a)	717	17,810
National Bankshares, Inc.	1,112	36,918
National Penn Bancshares, Inc.	15,810	144,029
NBT Bancorp, Inc.	4,425	97,660
New York Community Bancorp, Inc.	58,245	824,749
Newbridge Bancorp (a)	3,062	14,820
North Valley Bancorp (a)	1,108	15,058
Northfield Bancorp, Inc.	2,328	37,295
Northrim BanCorp, Inc.	1,133	22,819
Northwest Bancshares, Inc.	12,784	156,348
Norwood Financial Corp.	689	20,477
OceanFirst Financial Corp.	2,490	36,528
Ohio Valley Banc Corp.	934	17,335

Common Stocks	Shares	Value
Banks (continued)
Old National Bancorp	13,324	$181,335
Old Second Bancorp, Inc. (a)	5,047	7,268
OmniAmerican Bancorp, Inc. (a)	1,924	43,733
Oriental Financial Group, Inc.	5,492	57,776
Oritani Financial Corp.	5,471	82,339
Orrstown Financial Service, Inc.	1,278	14,058
Pacific Capital Bancorp NA (a)	949	43,559
Pacific Continental Corp.	2,847	25,424
PacWest Bancorp	4,243	99,159
Park National Corp.	1,676	117,354
Park Sterling Corp. (a)	5,223	25,802
Peapack-Gladstone Financial Corp.	1,408	23,007
Penns Woods Bancorp, Inc.	801	35,508
Peoples Bancorp of North Carolina, Inc.	1,383	14,300
Peoples Bancorp, Inc.	1,402	32,092
Peoples Financial Corp.	1,245	10,321
Pinnacle Financial Partners, Inc. (a)	4,498	86,901
Popular, Inc. (a)	13,464	234,678
Porter Bancorp, Inc. (a)	1,044	2,004
Preferred Bank (a)	1,827	25,907
Premierwest Bancorp (a)(b)	2,866	4,012
PrivateBancorp, Inc.	7,927	126,753
Prosperity Bancshares, Inc.	5,672	241,741
Provident Financial Holdings, Inc.	1,754	24,924
Provident Financial Services, Inc.	7,279	114,935
Provident New York Bancorp	5,455	51,332
Pulaski Financial Corp.	2,347	19,363
PVF Capital Corp. (a)	5,525	11,768
Renasant Corp.	3,407	66,794
Republic Bancorp, Inc., Class A	1,556	34,154
Republic First Bancorp, Inc. (a)	4,534	9,385
Riverview Bancorp, Inc. (a)	7,170	9,464
Rockville Financial, Inc.	4,069	49,845
Roma Financial Corp.	1,497	13,323
Royal Bancshares of Pennsylvania, Class A (a)	1,265	2,846
S&T Bancorp, Inc.	3,804	66,988
Sandy Spring Bancorp, Inc.	3,398	65,411
Savannah Bancorp, Inc. (a)	1,212	12,108
SCBT Financial Corp.	2,056	82,816
Seacoast Banking Corp. of Florida (a)	11,405	18,134
Shore Bancshares, Inc.	1,363	8,205
Sierra Bancorp	1,748	21,430
Signature Bank (a)(b)	6,318	423,811
Simmons First National Corp., Class A	2,082	50,707
Southside Bancshares, Inc.	2,348	51,210
Southwest Bancorp, Inc. (a)	2,692	29,208
State Bank Financial Corp.	4,614	76,085
StellarOne Corp.	3,273	43,073
Sterling Bancorp	4,510	44,739
Sterling Financial Corp.	3,856	85,873

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	3

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Banks (concluded)
Suffolk Bancorp (a)	1,613	$23,647
Summit Financial Group, Inc. (a)	785	3,752
Sun Bancorp, Inc. (a)	6,375	21,484
Susquehanna Bancshares, Inc.	24,512	256,396
SVB Financial Group (a)	5,887	355,928
SY Bancorp, Inc.	1,899	44,930
Synovus Financial Corp.	95,686	226,776
Taylor Capital Group, Inc. (a)	2,118	36,260
TCF Financial Corp.	21,404	255,564
Teche Holding Co.	464	18,704
Territorial Bancorp., Inc.	1,729	39,681
Texas Capital Bancshares, Inc. (a)	5,361	266,495
TFS Financial Corp. (a)	11,099	100,668
Tompkins Trustco, Inc.	1,492	60,456
Towne Bank	4,174	63,987
Trico Bancshares	1,982	32,762
TrustCo Bank Corp. NY	12,856	73,536
Trustmark Corp.	8,199	199,564
UMB Financial Corp.	4,188	203,872
Umpqua Holdings Corp.	14,664	189,019
Union First Market Bankshares Corp.	2,830	44,035
United Bancorp, Inc.	1,417	10,061
United Bankshares, Inc.	6,144	153,047
United Community Banks, Inc. (a)	6,288	52,756
United Community Financial Corp. (a)	4,444	15,510
United Financial Bancorp, Inc.	2,280	32,992
United Security Bancshares (a)	3,496	8,740
Univest Corp. of Pennsylvania	2,482	44,676
Valley National Bancorp	25,864	259,157
ViewPoint Financial Group	5,140	98,534
Virginia Commerce Bancorp (a)	3,954	34,597
Washington Banking Co.	2,564	36,332
Washington Federal, Inc.	13,893	231,735
Washington Trust Bancorp, Inc.	2,042	53,643
Waterstone Financial, Inc. (a)	2,121	11,008
Webster Financial Corp.	9,551	226,359
WesBanco, Inc.	3,289	68,115
West Bancorp., Inc.	2,563	30,884
West Coast Bancorp (a)	2,464	55,489
Westamerica Bancorp	3,564	167,686
Western Alliance Bancorp (a)	9,774	99,695
Westfield Financial, Inc.	4,229	31,675
Wilshire Bancorp, Inc. (a)	8,893	56,026
Wintrust Financial Corp.	4,810	180,712
WSFS Financial Corp.	1,149	47,431
Yardkin Valley Financial Corp. (a)	3,178	10,487
		19,763,403
Beverages — 0.1%
Boston Beer Co., Inc., Class A (a)	1,079	120,816
Central European Distribution Corp. (a)	7,333	20,899

Common Stocks	Shares	Value
Beverages (concluded)
Coca-Cola Bottling Co. Consolidated	656	$44,674
Craft Brew Alliance, Inc. (a)	1,511	11,861
Jamba, Inc. (a)	10,566	23,562
National Beverage Corp. (a)	1,709	25,909
Primo Water Corp. (a)(b)	3,948	4,145
Willamette Valley Vineyards, Inc. (a)	971	3,787
		255,653
Chemicals — 2.3%
A. Schulman, Inc.	3,839	91,445
Aceto Corp.	3,697	34,937
Albemarle Corp.	11,866	625,101
American Vanguard Corp.	3,233	112,508
Ashland, Inc.	9,690	693,804
Balchem Corp.	3,924	144,128
Cabot Corp.	7,872	287,879
Calgon Carbon Corp. (a)	7,591	108,627
Cambrex Corp. (a)	4,211	49,395
Celanese Corp., Series A	21,140	801,417
Chase Corp.	1,050	19,288
Chemtura Corp. (a)	13,019	224,187
Codexis, Inc. (a)	3,595	10,893
Cytec Industries, Inc.	6,115	400,655
Ferro Corp. (a)	11,456	39,294
FutureFuel Corp.	2,057	24,910
Georgia Gulf Corp.	4,631	167,735
H.B. Fuller Co.	6,525	200,187
Hawkins, Inc.	1,219	50,649
Huntsman Corp.	25,839	385,776
Innophos Holdings, Inc.	2,897	140,476
Intrepid Potash, Inc. (a)	7,087	152,229
KMG Chemicals, Inc.	1,340	24,790
Koppers Holdings, Inc.	2,764	96,547
Kraton Performance Polymers, Inc. (a)	4,392	114,631
Kronos Worldwide, Inc.	2,606	38,934
LSB Industries, Inc. (a)	2,547	111,737
Metabolix, Inc. (a)	4,583	7,654
Minerals Technologies, Inc.	2,323	164,770
NewMarket Corp.	1,427	351,727
NL Industries, Inc.	962	11,053
Olin Corp.	10,411	226,231
OM Group, Inc. (a)	4,207	77,998
Omnova Solutions, Inc. (a)	6,465	48,940
Penford Corp. (a)	1,735	12,978
PolyOne Corp.	11,833	196,073
Polypore International, Inc. (a)(b)	6,250	220,937
Quaker Chemical Corp.	1,785	83,306
Rentech, Inc. (a)	30,656	75,414
Rockwood Holdings, Inc.	10,330	481,378
RPM International, Inc.	17,476	498,765
Senomyx, Inc. (a)	5,573	10,589
Sensient Technologies Corp.	6,586	242,101

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	4

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Chemicals (concluded)
Spartech Corp. (a)	4,177	$22,347
Stepan Co.	1,099	105,636
TOR Minerals International, Inc. (a)	421	6,210
TPC Group, Inc. (a)	2,097	85,579
Tredegar Corp.	3,039	53,912
Tronox Ltd., Class A	3,357	76,036
Valhi, Inc.	2,609	31,830
W.R. Grace & Co. (a)	9,374	553,816
Westlake Chemical Corp.	2,664	194,632
Zagg, Inc. (a)	3,437	29,318
Zep, Inc.	3,058	46,237
Zoltek Cos., Inc. (a)	3,792	29,160
		9,096,786
Construction & Materials — 2.5%
A.O. Smith Corp.	5,113	294,202
Aaon, Inc.	2,614	51,470
Acuity Brands, Inc.	5,601	354,487
AECOM Technology Corp. (a)	14,870	314,649
Aegion Corp. (a)	5,234	100,283
Ameresco, Inc., Class A (a)	2,678	31,627
American DG Energy, Inc. (a)	5,462	14,147
American Woodmark Corp. (a)	1,301	25,981
Apogee Enterprises, Inc.	3,829	75,125
Argan, Inc.	1,410	24,604
Armstrong World Industries, Inc.	2,857	132,479
Baran Group Ltd. (a)	102	408
BlueLinx Holdings, Inc. (a)	4,661	10,907
Builders FirstSource, Inc. (a)	7,703	39,979
Eagle Materials, Inc.	5,739	265,486
EMCOR Group, Inc.	8,748	249,668
Fortune Brands Home & Security, Inc. (a)	21,464	579,743
Foster Wheeler AG (a)	14,225	340,831
Generac Holdings, Inc.	3,491	79,909
Gibraltar Industries, Inc. (a)	4,125	52,882
Granite Construction, Inc.	4,576	131,423
Great Lakes Dredge & Dock Corp.	7,466	57,488
Griffon Corp.	6,291	64,797
Headwaters, Inc. (a)	8,688	57,167
Hill International, Inc. (a)	3,739	16,302
Insteel Industries, Inc.	2,223	26,076
Integrated Electrical Services, Inc. (a)	2,175	9,896
KBR, Inc.	19,501	581,520
L.B. Foster Co., Class A	1,361	44,015
Layne Christensen Co. (a)	2,645	51,868
Lennox International, Inc.	6,141	296,979
Louisiana-Pacific Corp. (a)	18,500	231,250
Martin Marietta Materials, Inc.	6,072	503,187
Mastec, Inc. (a)	8,073	159,038
MDU Resources Group, Inc.	24,894	548,664
Mueller Water Products, Inc., Series A	20,773	101,788
MYR Group, Inc. (a)	2,806	55,980

Common Stocks	Shares	Value
Construction & Materials (concluded)
NCI Building Systems, Inc. (a)	2,792	$28,004
Nortek, Inc. (a)	2,091	114,440
Northwest Pipe Co. (a)	1,360	33,524
Omega Flex, Inc. (a)	642	6,812
Orion Marine Group, Inc. (a)	3,669	27,261
Owens Corning, Inc. (a)	15,742	526,727
PGT, Inc. (a)	3,696	12,123
Pike Electric Corp. (a)	2,573	20,455
Primoris Services Corp.	4,130	53,896
Quanex Building Products Corp.	4,886	92,052
Shaw Group, Inc. (a)	8,845	385,819
Simpson Manufacturing Co., Inc.	5,209	149,082
Sterling Construction Co., Inc. (a)	2,322	23,174
Texas Industries, Inc.	2,778	112,926
Thermon Group Holdings, Inc. (a)	2,392	59,776
TRC Cos., Inc. (a)	2,546	19,146
Trex Co., Inc. (a)	2,027	69,161
Tutor Perini Corp. (a)	4,612	52,761
Universal Forest Products, Inc.	2,582	107,256
USG Corp. (a)	11,920	261,644
Valmont Industries, Inc.	3,132	411,858
Valspar Corp.	11,208	628,769
Watsco, Inc.	3,887	294,596
Watts Water Technologies, Inc., Class A	3,633	137,436
		9,605,003
Electricity — 1.8%
Allete, Inc.	4,501	187,872
Alliant Energy Corp.	14,673	636,662
Black Hills Corp.	5,858	208,369
Calpine Corp. (a)	52,281	904,461
CH Energy Group, Inc.	2,040	133,028
Cleco Corp.	7,972	334,665
Covanta Holding Corp.	17,763	304,813
El Paso Electric Co.	5,325	182,381
The Empire District Electric Co.	5,793	124,839
GenOn Energy, Inc. (a)	102,540	259,426
Great Plains Energy, Inc.	20,249	450,743
Hawaiian Electric Industries, Inc.	12,894	339,241
IDACORP, Inc.	6,473	280,087
ITC Holdings Corp.	6,931	523,845
MGE Energy, Inc.	3,072	162,785
NorthWestern Corp.	4,811	174,303
NV Energy, Inc.	31,414	565,766
Ormat Technologies, Inc.	2,301	43,144
Portland General Electric Co.	9,927	268,426
U.S. Geothermal, Inc. (a)	23,727	8,304
UIL Holdings Corp.	6,815	244,386
Unitil Corp.	2,233	60,782
UNS Energy Corp.	5,422	226,965
Westar Energy, Inc.	16,825	499,030
		7,124,323
Electronic & Electrical Equipment — 3.0%
A123 Systems, Inc. (a)	13,967	3,492

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	5

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Electronic & Electrical Equipment (continued)
Active Power, Inc. (a)	16,856	$13,485
Adept Technology, Inc. (a)	1,899	7,501
Aeroflex Holding Corp. (a)	2,890	19,161
Allied Motion Technologies, Inc.	1,204	7,946
Altair Nanotechnologies, Inc. (a)	6,009	4,687
American Science & Engineering, Inc.	1,170	76,764
American Superconductor Corp. (a)	5,642	23,414
Ametek, Inc.	32,311	1,145,425
Anaren, Inc. (a)	2,056	41,099
Anixter International, Inc.	3,685	211,740
API Technologies Corp. (a)	4,663	13,383
Arrow Electronics, Inc. (a)	14,404	485,559
Avnet, Inc. (a)	18,710	544,274
AVX Corp.	5,975	57,300
AZZ, Inc.	3,380	128,372
Badger Meter, Inc.	1,944	70,742
Ballantyne Strong, Inc. (a)	2,537	10,554
Bel Fuse, Inc.	1,699	31,737
Belden, Inc.	5,912	218,035
Benchmark Electronics, Inc. (a)	7,537	115,090
Brady Corp.	6,074	177,847
Capstone Turbine Corp. (a)(b)	42,444	42,444
Checkpoint Systems, Inc. (a)	5,416	44,844
Cognex Corp.	5,322	184,035
Coherent, Inc. (a)	3,189	146,248
Coleman Cable, Inc.	1,534	14,788
CTS Corp.	4,722	47,551
Cyberoptics Corp. (a)	1,403	9,765
Daktronics, Inc.	5,085	48,358
Echelon Corp. (a)	5,027	19,304
Electro Rent Corp.	2,635	46,613
Electro Scientific Industries, Inc.	3,399	41,536
eMagin Corp. (a)	3,773	15,545
Encore Wire Corp.	2,456	71,863
EnerNOC, Inc. (a)	3,448	44,755
EnerSys (a)	6,377	225,044
ESCO Technologies, Inc.	3,555	138,112
Fabrinet (a)	3,095	35,871
Faro Technologies, Inc. (a)	2,341	96,730
FEI Co.	5,140	274,990
General Cable Corp. (a)	6,546	192,321
GrafTech International Ltd. (a)	16,819	151,203
Greatbatch, Inc. (a)	3,149	76,615
Houston Wire & Cable Co.	2,277	24,500
Hubbell, Inc., Class B	7,063	570,267
II-VI, Inc. (a)	7,284	138,542
Intevac, Inc. (a)	3,706	22,644
IntriCon Corp. (a)	1,324	6,686
IPG Photonics Corp. (a)	3,878	222,209
Itron, Inc. (a)	5,315	229,342
Kemet Corp. (a)	5,944	26,154
Landauer, Inc.	1,334	79,666
Lightpath Technologies, Inc., Class A (a)	3,924	3,845

Common Stocks	Shares	Value
Electronic & Electrical Equipment (concluded)
Lime Energy Co. (a)	3,916	$2,780
Littelfuse, Inc.	2,939	166,171
LSI Industries, Inc.	3,032	20,436
Magnetek, Inc. (a)	607	6,835
Maxwell Technologies, Inc. (a)	4,314	35,030
Measurement Specialties, Inc. (a)	2,148	70,841
Methode Electronics, Inc.	5,028	48,822
Mettler-Toledo International, Inc. (a)	4,154	709,254
Microvision, Inc. (a)(b)	3,842	8,913
MTS Systems Corp.	2,197	117,649
Multi-Fineline Electronix, Inc. (a)	1,332	30,037
Napco Security Technologies, Inc. (a)	3,820	12,950
National Instruments Corp.	12,570	316,387
Newport Corp. (a)	5,350	59,171
NVE Corp. (a)	763	45,162
Orion Energy Systems, Inc. (a)	2,807	5,502
OSI Systems, Inc. (a)	2,521	196,235
Parametric Sound Corp. (a)	865	5,614
Park Electrochemical Corp.	2,609	64,781
Planar Systems, Inc. (a)	5,103	6,889
Plexus Corp. (a)	4,762	144,241
Powell Industries, Inc. (a)	1,238	47,873
Power-One, Inc. (a)	16,533	92,585
Powerwave Technologies, Inc. (a)	4,283	2,613
Pulse Electronics Corp.	5,789	4,747
Regal-Beloit Corp.	5,525	389,402
Research Frontiers, Inc. (a)	4,006	17,827
Richardson Electronics Ltd.	1,792	21,271
Rofin-Sinar Technologies, Inc. (a)	3,811	75,191
Rogers Corp. (a)	2,172	92,006
Rubicon Technology, Inc. (a)	2,352	22,532
Sanmina-SCI Corp. (a)	11,040	93,730
SatCon Technology Corp. (a)	2,299	2,529
Servotronics, Inc.	400	3,408
Sigmatron International, Inc. (a)	1,200	5,220
SL Industries, Inc. (a)	578	8,208
Synthesis Energy Systems, Inc. (a)	7,050	9,306
Trimble Navigation Ltd. (a)	16,787	800,068
TTM Technologies, Inc. (a)	7,237	68,245
Ultralife Batteries, Inc. (a)	2,906	9,038
Universal Display Corp. (a)	5,446	187,233
UQM Technologies, Inc. (a)	5,140	5,962
Veeco Instruments, Inc. (a)	5,190	155,804
Viasystems Group, Inc. (a)	729	12,612
Vicor Corp.	2,853	19,029
Vishay Intertechnology, Inc. (a)	17,552	172,536
Vishay Precision Group, Inc. (a)	2,195	30,686
WESCO International, Inc. (a)	5,797	331,588
Zebra Technologies Corp., Class A (a)	6,884	258,425
Zygo Corp. (a)	2,705	49,474
		11,762,845

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	6

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Financial Services — 2.7%
Affiliated Managers Group, Inc. (a)	6,850	$842,550
Artio Global Investors, Inc.	6,596	19,656
Asset Acceptance Capital Corp. (a)	2,516	18,769
Asta Funding, Inc.	1,806	16,958
BBCN Bancorp, Inc. (a)	10,519	132,645
BGC Partners, Inc.	12,924	63,328
Calamos Asset Management, Inc., Class A	2,844	33,104
Cash America International, Inc.	3,909	150,770
CBOE Holdings, Inc.	11,520	338,918
CIFC Corp. (a)	949	6,947
CIT Group, Inc. (a)	26,677	1,050,807
Cohen & Steers, Inc.	2,394	70,910
Comerica, Inc.	—	—
CompuCredit Holdings Corp. (a)	1,465	5,450
Cowen Group, Inc., Class A (a)	11,162	30,137
Credit Acceptance Corp. (a)	1,324	113,215
DFC Global Corp. (a)	6,027	103,363
Diamond Hill Investments Group, Inc.	419	32,129
Duff & Phelps Corp.	4,220	57,434
Eaton Vance Corp.	15,431	446,882
Encore Capital Group, Inc. (a)	3,143	88,821
Epoch Holding Corp.	2,277	52,599
Evercore Partners, Inc., Class A	3,511	94,797
Ezcorp, Inc. (a)	6,027	138,199
FBR & Co. (a)	5,608	17,329
Federal Agricultural Mortgage Corp., Class B	1,535	39,511
Fidelity National Financial, Inc., Class A	28,186	602,898
Financial Engines, Inc. (a)	5,619	133,901
First Cash Financial Services, Inc. (a)	3,534	162,599
The First Marblehead Corp. (a)	12,084	12,688
FXCM, Inc.	3,424	32,699
GAMCO Investors, Inc., Class A	597	29,701
GFI Group, Inc.	8,540	27,157
Gleacher & Co., Inc. (a)	9,785	7,143
Green Dot Corp., Class A (a)	2,941	35,968
Greenhill & Co., Inc.	3,601	186,352
Imperial Holdings, Inc. (a)	3,012	10,271
Institutional Financial Market, Inc.	2,236	2,527
Interactive Brokers Group, Inc., Class A	5,109	71,628
International FCStone, Inc. (a)	2,019	38,482
Intersections, Inc.	1,474	15,536
Investment Technology Group, Inc. (a)	5,281	45,945
Janus Capital Group, Inc.	24,906	235,113
Jefferies Group, Inc.	17,034	233,195
JMP Group, Inc.	2,564	14,076
KBW, Inc.	4,678	77,047
Knight Capital Group, Inc., Class A (a)	13,485	36,140

Common Stocks	Shares	Value
Financial Services (concluded)
Ladenburg Thalmann Financial Services, Inc. (a)	17,312	$22,852
LPL Financial Holdings, Inc.	4,992	142,472
MarketAxess Holdings, Inc.	4,966	156,926
Marlin Business Services, Inc.	1,403	29,758
Medallion Financial Corp.	2,817	33,269
MGIC Investment Corp. (a)	27,437	41,979
MicroFinancial, Inc.	1,948	17,824
MoneyGram International, Inc. (a)	2,824	42,190
MSCI, Inc. (a)	16,283	582,768
National Financial Partners Corp. (a)	5,462	92,308
Nelnet, Inc., Class A	3,474	82,473
Netspend Holdings, Inc. (a)	4,853	47,705
NewStar Financial, Inc. (a)	2,808	33,668
Ocwen Financial Corp. (a)	15,485	424,444
Oppenheimer Holdings, Inc.	1,335	21,293
Penson Worldwide, Inc. (a)(b)	3,976	179
Pico Holdings, Inc. (a)	3,113	71,039
Piper Jaffray Cos. (a)	2,246	57,161
Portfolio Recovery Associates, Inc. (a)	2,264	236,429
Pzena Investment Management, Inc., Class A	2,930	15,265
Radian Group, Inc.	17,922	77,781
Raymond James Financial, Inc.	14,760	540,954
Resource America, Inc., Class A	2,855	19,528
Safeguard Scientifics, Inc. (a)	2,987	46,866
SEI Investments Co.	17,993	385,950
Stewart Information Services Corp.	2,605	52,465
Stifel Financial Corp. (a)(b)	6,635	222,936
SWS Group, Inc. (a)	3,739	22,845
TD Ameritrade Holding Corp.	30,013	461,300
Tree.com, Inc. (a)	1,018	15,952
U.S. Global Investors, Inc.	2,032	12,436
Virtus Investment Partners, Inc. (a)	834	71,724
Waddell & Reed Financial, Inc., Class A	11,510	377,183
Walker & Dunlop, Inc. (a)	2,622	40,300
Westwood Holdings Group, Inc.	1,090	42,521
WisdomTree Investments, Inc. (a)	8,233	55,161
World Acceptance Corp. (a)	1,777	119,859
		10,694,057
Fixed Line Telecommunications — 0.4%
8x8, Inc. (a)	9,630	63,173
Alaska Communications Systems Group, Inc. (b)	7,188	16,245
Cbeyond Communications, Inc. (a)	4,242	41,826
Cincinnati Bell, Inc. (a)	27,016	153,991
Consolidated Communications Holdings, Inc.	4,879	83,870
Fairpoint Communications, Inc. (a)	3,648	27,579
General Communication, Inc., Class A (a)	4,596	45,041

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	7

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Fixed Line Telecommunications (concluded)
Hawaiian Telcom HoldCo, Inc. (a)	1,088	$19,290
HickoryTech Corp.	1,959	20,726
IDT Corp., Class B	2,232	22,923
inContact, Inc. (a)	6,172	40,242
Level 3 Communications, Inc. (a)	21,353	490,478
Lumos Networks Corp.	2,200	17,292
Primus Telecommunications Group, Inc.	1,822	27,822
TW Telecom, Inc. (a)	20,129	524,763
Vonage Holdings Corp. (a)	19,630	44,756
Warwick Valley Telephone Co.	1,070	13,910
		1,653,927
Food & Drug Retailers — 0.8%
Arden Group, Inc., Class A	256	24,837
Casey’s General Stores, Inc.	5,073	289,871
The Chefs’ Warehouse, Inc. (a)	1,573	25,766
Core-Mark Holdings Co., Inc.	1,611	77,505
The Fresh Market, Inc. (a)	5,561	333,549
GNC Holdings, Inc. Class A	10,600	413,082
Harris Teeter Supermarkets	6,414	249,120
Ingles Markets, Inc., Class A	1,922	31,425
Nash Finch Co.	1,557	31,794
Omnicare, Inc.	14,775	501,907
The Pantry, Inc. (a)	3,370	49,033
PetMed Express, Inc.	2,946	29,578
Rite Aid Corp. (a)	95,743	112,019
Spartan Stores, Inc.	2,921	44,720
SUPERVALU, Inc. (b)	28,364	68,357
United Natural Foods, Inc. (a)	6,562	383,549
Village Super Market, Inc., Class A	843	30,989
Vitamin Shoppe, Inc. (a)(b)	4,000	233,280
Weis Markets, Inc.	1,399	59,220
		2,989,601
Food Producers — 1.6%
Alico, Inc.	631	19,706
The Andersons, Inc.	2,280	85,865
B&G Foods, Inc., Class A	6,590	199,743
Bunge Ltd.	19,217	1,288,500
Cal-Maine Foods, Inc.	1,883	84,622
Calavo Growers, Inc.	1,851	46,275
Chiquita Brands International, Inc. (a)	6,109	46,673
Coffee Holding Co., Inc. (b)	905	6,389
Darling International, Inc. (a)	15,879	290,427
Diamond Foods, Inc. (b)	3,028	56,987
Dole Food Co., Inc. (a)	4,866	68,270
Farmer Bros. Co. (a)	1,270	12,078
Flowers Foods, Inc.	15,536	313,516
Fresh Del Monte Produce, Inc.	5,086	130,202
Golden Enterprises, Inc.	941	3,162
Griffin Land & Nurseries, Inc.	483	16,292
Harbinger Group, Inc. (a)	1,680	14,162
Herbalife Ltd.	14,840	703,416
Hillshire Brands Co.	15,819	423,633

Common Stocks	Shares	Value
Food Producers (concluded)
HQ Sustainable Maritime Industries, Inc. (a)	4,100	$225
Ingredion, Inc.	10,166	560,757
J&J Snack Foods Corp.	1,994	114,316
John B. Sanfilippo & Son, Inc. (a)	1,290	16,796
Lancaster Colony Corp.	2,539	185,982
Lifeway Foods, Inc.	1,575	14,962
Limoneira Co.	1,441	26,558
Mannatech, Inc. (a)	310	1,584
Medifast, Inc. (a)	2,022	52,875
MGP Ingredients, Inc.	1,897	7,247
Natures Sunshine Prods, Inc.	1,521	24,853
Nutraceutical International Corp. (a)	1,443	22,742
NutriSystem, Inc.	3,798	39,993
Omega Protein Corp. (a)	2,787	19,119
Overhill Farms, Inc. (a)	2,603	11,922
Pilgrims Pride Corp. (a)	7,823	39,976
Relìv International, Inc.	1,819	2,346
Rocky Mountain Chocolate Factory, Inc.	1,140	14,432
Schiff Nutrition International, Inc. (a)	1,913	46,275
Seaboard Corp. (a)	40	90,405
Seneca Foods Corp. (a)	1,301	38,848
Smart Balance, Inc. (a)	8,305	100,324
Smithfield Foods, Inc. (a)	17,943	352,580
Snyders-Lance, Inc.	6,454	161,350
Tootsie Roll Industries, Inc.	2,736	73,817
TreeHouse Foods, Inc. (a)	4,849	254,572
USANA Health Sciences, Inc. (a)	1,008	46,842
		6,131,616
Food Products — 0.4%
Green Mountain Coffee Roasters, Inc. (a)	17,232	409,260
The Hain Celestial Group, Inc. (a)	6,002	378,126
Post Holdings, Inc. (a)	3,682	110,681
Ralcorp Holdings, Inc. (a)	7,364	537,572
Sanderson Farms, Inc.	2,682	119,000
		1,554,639
Forestry & Paper — 0.4%
Boise, Inc.	12,240	107,223
Buckeye Technologies, Inc.	5,315	170,399
Clearwater Paper Corp. (a)	3,193	131,903
Deltic Timber Corp.	1,473	96,128
Domtar Corp.	4,759	372,582
Kapstone Paper and Packaging Corp. (a)	5,201	116,450
Neenah Paper, Inc.	2,165	62,006
P.H. Glatfelter Co.	5,544	98,739
Resolute Forest Products (a)	12,832	166,816
Verso Paper Corp. (a)	3,704	5,926

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	8

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Forestry & Paper (concluded)
Wausau Paper Corp.	6,213	$57,532
		1,385,704
Gas, Water & Multi-Utilities — 1.6%
American States Water Co.	2,606	115,785
American Water Works Co., Inc.	23,321	864,276
Aqua America, Inc.	18,633	461,353
Artesian Resources Corp., Class A	1,549	35,983
Atmos Energy Corp.	11,908	426,187
Avista Corp.	7,686	197,838
Cadiz, Inc. (a)	1,970	19,129
California Water Service Group	5,748	107,200
Chesapeake Utilities Corp.	1,478	69,998
Connecticut Water Service, Inc.	1,502	47,914
Delta Natural Gas Co., Inc.	1,254	24,277
Gas Natural, Inc.	2,059	20,467
Genie Energy Ltd.	2,815	20,184
The Laclede Group, Inc.	2,785	119,755
Middlesex Water Co.	2,648	50,736
National Fuel Gas Co.	11,060	597,682
New Jersey Resources Corp.	5,343	244,282
Northwest Natural Gas Co.	3,505	172,586
Piedmont Natural Gas Co.	9,253	300,538
PNM Resources, Inc.	10,308	216,777
Questar Corp.	23,473	477,206
RGC Resources, Inc.	1,250	22,475
SJW Corp.	1,851	46,941
South Jersey Industries, Inc.	3,937	208,385
Southwest Gas Corp.	5,999	265,156
UGI Corp.	14,878	472,377
Vectren Corp.	10,952	313,227
WGL Holdings, Inc.	6,573	264,563
		6,183,277
General Industrials — 1.2%
Actuant Corp., Class A	9,653	276,269
AEP Industries, Inc. (a)	611	37,020
AptarGroup, Inc.	8,732	451,532
Carlisle Cos., Inc.	8,248	428,236
Crown Holdings, Inc. (a)	19,996	734,853
Graphic Packaging Holding Co. (a)	17,455	101,414
Greif, Inc.	4,072	179,901
Harsco Corp.	10,588	217,372
Landec Corp. (a)	3,788	43,373
Multi-Color Corp.	1,748	40,484
Myers Industries, Inc.	4,177	65,245
Otter Tail Corp.	4,663	111,259
Packaging Corp. of America	13,020	472,626
Raven Industries, Inc.	4,878	143,559
Rexnord Corp. (a)	3,542	64,535
Rock-Tenn Co., Class A	9,403	678,708
Silgan Holdings, Inc.	6,575	286,078
Sonoco Products Co.	13,228	409,936
Trimas Corp. (a)	4,375	105,481

Common Stocks	Shares	Value
General Industrials (concluded)
UFP Technologies, Inc. (a)	997	$17,537
		4,865,418
General Retailers — 5.1%
1-800-FLOWERS.COM, Inc., Class A (a)	4,231	15,782
Aaron’s, Inc.	9,375	260,719
Amerco, Inc.	918	97,638
America’s Car-Mart, Inc. (a)	1,187	53,973
American Eagle Outfitters, Inc.	23,865	503,074
American Public Education, Inc. (a)	2,475	90,164
Ancestry.com, Inc. (a)	4,108	123,569
ANN, Inc. (a)	6,348	239,510
Asbury Automotive Group, Inc. (a)	4,203	117,474
Ascena Retail Group, Inc. (a)	16,531	354,590
Autobytel, Inc. (a)	3,143	12,038
Aéropostale, Inc. (a)	10,980	148,559
Barnes & Noble, Inc. (a)	5,047	64,501
Beacon Roofing Supply, Inc. (a)	6,277	178,894
bebe Stores, Inc.	4,568	21,926
Bidz.com, Inc. (a)	5,995	4,620
Big 5 Sporting Goods Corp.	2,515	25,024
Blue Nile, Inc. (a)	1,711	63,461
Body Central Corp. (a)	2,136	22,321
The Bon-Ton Stores, Inc.	1,552	14,744
Books-A-Million, Inc. (a)	1,081	3,167
Bridgepoint Education, Inc. (a)	2,358	23,934
Brown Shoe Co., Inc.	5,418	86,851
The Buckle, Inc. (b)	3,603	163,684
Build-A-Bear Workshop, Inc. (a)	2,088	8,143
Cabela’s, Inc., Class A (a)	6,158	336,719
Cache, Inc. (a)	1,918	6,080
Cambium Learning Group, Inc. (a)	2,677	2,650
Capella Education Co. (a)	1,617	56,692
Career Education Corp. (a)	6,705	25,278
Carriage Services, Inc.	2,363	22,850
Casual Male Retail Group, Inc. (a)	6,123	28,349
The Cato Corp., Class A	3,617	107,461
Chemed Corp.	2,499	173,156
Chico’s FAS, Inc.	22,173	401,553
Christopher & Banks Corp.	4,700	16,497
Citi Trends, Inc. (a)	2,119	26,604
Clean Energy Fuels Corp. (a)(b)	8,994	118,451
Coldwater Creek, Inc. (a)	10,005	8,304
Collective Brands, Inc. (a)	8,271	179,563
Collectors Universe, Inc.	1,028	14,423
Conn’s, Inc. (a)	2,913	64,232
Copart, Inc. (a)	14,477	401,447
Corinthian Colleges, Inc. (a)	10,420	24,800
dELiA*s, Inc. (a)	5,289	7,352
Destination Maternity Corp.	1,709	31,958
Dick’s Sporting Goods, Inc.	12,916	669,695
Dillard’s, Inc., Class A	4,119	297,886
DSW, Inc., Class A	4,274	285,161
Education Management Corp. (a)	2,632	8,186

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	9

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
General Retailers (continued)
The Finish Line, Inc., Class A	6,791	$154,427
Francesca’s Holdings Corp. (a)	4,739	145,629
Fred’s, Inc., CLass A	4,500	64,035
Gaiam, Inc. (a)	2,881	10,055
gDollar General Corp. (a)	29,652	1,528,264
Geeknet, Inc. (a)	943	18,247
Genesco, Inc. (a)	3,245	216,539
Grand Canyon Education, Inc. (a)(b)	5,755	135,415
Group 1 Automotive, Inc.	2,839	170,993
Guess?, Inc.	8,198	208,393
Haverty Furniture Cos., Inc.	2,729	37,879
hhgregg, Inc. (a)	2,292	15,815
Hibbett Sports, Inc. (a)	3,526	209,621
Hillenbrand, Inc.	8,350	151,886
Hot Topic, Inc.	5,595	48,677
HSN, Inc.	4,972	243,877
ITT Corp.	12,169	245,205
ITT Educational Services, Inc. (a)	2,103	67,780
Jos. A. Bank Clothiers, Inc. (a)(b)	3,715	180,103
K12, Inc. (a)	4,900	98,980
KAR Auction Services, Inc. (a)	10,655	210,330
Kirkland’s, Inc. (a)	2,230	22,144
Learning Tree International, Inc. (a)	1,011	5,146
Liquidity Services, Inc. (a)	3,264	163,885
Lithia Motors, Inc., Class A	2,799	93,235
Mac-Gray Corp.	1,649	22,113
MarineMax, Inc. (a)	3,258	27,009
Matthews International Corp., Class A	3,759	112,093
The Men’s Wearhouse, Inc.	6,321	217,632
Monro Muffler, Inc.	3,874	136,326
Navarre Corp. (a)	6,945	10,834
New York & Co. (a)	3,761	14,104
Office Depot, Inc. (a)(b)	38,160	97,690
OfficeMax, Inc.	11,449	89,417
OpenTable, Inc. (a)	3,197	132,995
Overstock.com, Inc. (a)	2,033	21,062
Pacific Sunwear of California, Inc. (a)	7,031	17,578
PC Mall, Inc. (a)	1,212	7,127
Penske Automotive Group, Inc.	5,595	168,354
The Pep Boys - Manny, Moe & Jack	6,922	70,466
Perfumania Holdings, Inc. (a)	978	7,042
PetSmart, Inc.	14,383	992,139
Pier 1 Imports, Inc.	14,505	271,824
PriceSmart, Inc.	2,454	185,817
The Providence Service Corp. (a)	2,019	26,227
RadioShack Corp.	13,377	31,837
RealNetworks, Inc. (a)	3,840	31,949
Regis Corp.	7,537	138,530
Rent-A-Center, Inc.	7,769	272,537
Rollins, Inc.	8,801	205,855
Rue21, Inc. (a)	2,152	67,035
Rush Enterprises, Inc., Class A (a)	4,466	86,015

Common Stocks	Shares	Value
General Retailers (concluded)
Saks, Inc. (a)	13,819	$142,474
Sally Beauty Holdings, Inc. (a)	21,024	527,492
Sears Holdings Corp. (a)	4,810	266,907
Service Corp. International	28,375	381,927
Shoe Carnival, Inc.	1,951	45,907
Shutterfly, Inc. (a)	4,252	132,322
Signet Jewelers Ltd.	10,704	521,927
Sonic Automotive, Inc.	4,922	93,420
Sotheby’s	8,982	282,933
Stage Stores, Inc.	4,159	87,589
Stamps.com, Inc. (a)	2,416	55,906
Standard Parking Corp. (a)	2,235	50,131
Stein Mart, Inc. (a)	3,683	31,342
Stewart Enterprises, Inc., Class A	9,788	82,170
Strayer Education, Inc.	1,590	102,316
Susser Holdings Corp. (a)	2,417	87,423
Teavana Holdings, Inc. (a)	1,334	17,395
Titan Machinery, Inc. (a)	2,329	47,232
Tractor Supply Co.	9,453	934,807
Trans World Entertainment Corp. (a)	2,400	8,736
Tuesday Morning Corp. (a)	5,896	38,619
Ulta Salon Cosmetics & Fragrance, Inc.	7,805	751,661
ValueVision Media, Inc., Class A (a)	5,705	13,407
VCA Antech, Inc. (a)(b)	11,547	227,822
Weight Watchers International, Inc.	3,587	189,394
West Marine, Inc. (a)	2,113	22,461
The Wet Seal, Inc., Class A (a)	12,627	39,775
Williams-Sonoma, Inc.	11,541	507,458
Winmark Corp.	366	19,793
Zale Corp. (a)	3,468	23,929
Zumiez, Inc. (a)	2,964	82,192
		19,738,741
Health Care Equipment & Services — 5.2%
Abaxis, Inc. (a)	2,837	101,905
Abiomed, Inc. (a)	4,932	103,523
Acadia Healthcare Co., Inc. (a)	2,807	66,947
Accretive Health, Inc. (a)	7,356	82,093
Accuray, Inc. (a)	8,550	60,534
Addus HomeCare Corp. (a)	1,036	5,594
Air Methods Corp. (a)	1,575	188,008
Alere, Inc. (a)	10,151	197,843
Align Technology, Inc. (a)	9,544	352,842
Alliance Healthcare Services, Inc. (a)	8,258	11,644
Almost Family, Inc. (a)	1,318	28,047
Alphatec Holdings, Inc. (a)	9,814	16,193
Amedisys, Inc. (a)	4,157	57,408
American Caresource Holdings, Inc. (a)	2,753	4,212
AMERIGROUP Corp. (a)	6,516	595,758
Amsurg Corp. (a)	4,269	121,154
Analogic Corp.	1,635	127,808

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	10

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Equipment & Services (continued)
AngioDynamics, Inc. (a)	4,582	$55,900
Anika Therapeutics, Inc. (a)	1,769	26,570
Antares Pharma, Inc. (a)	13,784	60,098
ArthroCare Corp. (a)	3,806	123,314
Assisted Living Concepts, Inc.	2,779	21,204
AtriCure, Inc. (a)	1,800	13,392
Atrion Corp.	222	49,173
Bio-Rad Laboratories, Inc., Class A (a)	2,674	285,369
Bio-Reference Labs, Inc. (a)	3,359	96,000
Biolase Technology, Inc. (a)	5,368	9,179
Bioscript, Inc. (a)	7,816	71,204
Bovie Medical Corp. (a)	3,326	11,974
Brookdale Senior Living, Inc. (a)	13,046	302,928
Bruker BioSciences Corp. (a)	12,352	161,688
BSD Medical Corp. (a)	3,756	4,920
Cantel Medical Corp.	2,936	79,507
Capital Senior Living Corp. (a)	3,876	56,086
Cardica, Inc. (a)	5,277	7,599
CardioNet, Inc. (a)	3,658	9,218
Cardiovascular Systems, Inc. (a)	2,764	31,952
Celsion Corp. (a)	4,919	26,661
Centene Corp. (a)	6,867	256,894
Cepheid, Inc. (a)(b)	8,827	304,620
Chindex International, Inc. (a)	1,763	18,212
CollabRx, Inc. (a)	409	1,448
Community Health Systems, Inc. (a)	12,055	351,283
Conceptus, Inc. (a)	4,370	88,755
CONMED Corp.	3,741	106,618
The Cooper Cos., Inc.	6,351	599,915
Corvel Corp. (a)	902	40,364
Covance, Inc. (a)	7,328	342,144
CryoLife, Inc.	4,128	27,740
Cutera, Inc. (a)	2,304	17,211
Cyberonics, Inc. (a)	3,228	169,212
Cynosure, Inc., Class A (a)	1,483	39,122
Delcath Systems, Inc. (a)	10,273	16,642
DexCom, Inc. (a)(b)	9,326	140,170
Echo Therapeutics, Inc. (a)	7,279	11,501
Emeritus Corp. (a)	4,018	84,137
Endologix, Inc. (a)(b)	7,662	105,889
The Ensign Group, Inc.	2,391	73,177
Escalon Medical Corp. (a)	1,399	488
Exactech, Inc. (a)	1,351	24,088
Five Star Quality Care, Inc. (a)	6,433	32,873
Fluidigm Corp. (a)	3,033	51,561
Fonar Corp. (a)	1,545	5,794
GenMark Diagnostics, Inc. (a)	4,228	38,940
Gentiva Health Services, Inc. (a)	4,042	45,755
Haemonetics Corp. (a)(b)	3,355	269,071
Hanger Orthopedic Group, Inc. (a)	4,647	132,579
Hansen Medical, Inc. (a)	7,724	15,062
HCA Holdings, Inc.	21,711	721,891

Common Stocks	Shares	Value
Health Care Equipment & Services (continued)
Health Management Associates, Inc., Class A (a)	33,980	$285,092
Health Net, Inc. (a)	10,735	241,645
Healthcare Services Group, Inc.	8,953	204,755
HealthSouth Corp. (a)	12,855	309,291
HealthStream, Inc. (a)	2,719	77,383
Healthways, Inc. (a)	4,489	52,566
Henry Schein, Inc. (a)	11,723	929,282
Hill-Rom Holdings, Inc.	8,184	237,827
HMS Holdings Corp. (a)	11,525	385,281
Hologic, Inc. (a)	35,260	713,662
Hooper Holmes, Inc. (a)	9,589	6,137
ICU Medical, Inc. (a)	1,687	102,030
Idexx Laboratories, Inc. (a)(b)	7,338	729,030
Insulet Corp. (a)	6,534	141,004
Integra LifeSciences Holdings Corp. (a)	2,611	107,312
Invacare Corp.	3,832	54,184
IPC The Hospitalist Co., Inc. (a)	2,279	104,150
IRIS International, Inc. (a)	2,554	49,854
Kindred Healthcare, Inc. (a)	6,932	78,886
LCA-Vision, Inc. (a)	2,420	9,777
LHC Group, Inc. (a)	2,223	41,059
LifePoint Hospitals, Inc. (a)	6,347	271,525
Magellan Health Services, Inc. (a)	3,556	183,525
MAKO Surgical Corp. (a)	5,290	92,099
Masimo Corp. (a)	6,954	168,148
Medical Action Industries, Inc. (a)	2,313	8,072
MEDNAX, Inc. (a)	6,604	491,668
MELA Sciences, Inc. (a)(b)	5,296	17,000
Meridian Bioscience, Inc.	5,509	105,663
Merit Medical Systems, Inc. (a)	5,446	81,309
Metropolitan Health Networks, Inc. (a)	5,877	54,891
Molina Healthcare, Inc. (a)	3,962	99,644
Nanosphere, Inc. (a)	6,499	21,577
National Healthcare Corp.	1,112	53,087
Natus Medical, Inc. (a)	3,994	52,202
Navidea Biopharmaceuticals, Inc. (a)(b)	14,255	39,201
Neogen Corp. (a)	3,054	130,406
Neurometrix, Inc. (a)	655	387
NuVasive, Inc. (a)	5,954	136,406
NxStage Medical, Inc. (a)	7,262	95,931
Omnicell, Inc. (a)	4,742	65,914
OraSure Technologies, Inc. (a)	7,732	85,980
Orthofix International NV (a)	2,560	114,560
Owens & Minor, Inc.	8,154	243,641
Palomar Medical Technologies, Inc. (a)	2,610	24,638
Parexel International Corp. (a)(b)	8,112	249,525
PharMerica Corp. (a)	4,070	51,526
PSS World Medical, Inc. (a)	6,715	152,968
Psychemedics Corp.	971	11,798
Quidel Corp. (a)	4,050	76,666

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	11

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Equipment & Services (concluded)
RadNet, Inc. (a)	4,638	$12,894
ResMed, Inc.	18,914	765,450
Retractable Technologies, Inc. (a)	1,898	2,164
Rochester Medical Corp. (a)	1,820	21,494
Rockwell Medical Technologies, Inc. (a)	2,896	23,660
RTI Biologics, Inc. (a)	7,930	33,068
Select Medical Holdings Corp. (a)	5,251	58,969
Sirona Dental Systems, Inc. (a)	7,425	422,928
Skilled Healthcare Group, Inc., Class A (a)	3,199	20,570
Solta Medical, Inc. (a)	6,708	21,063
Spectranetic Corp. (a)	4,932	72,747
Staar Surgical Co. (a)	3,702	27,987
Stereotaxis, Inc. (a)	980	1,392
Steris Corp.	7,549	267,763
Sun Healthcare Group, Inc. (a)	3,237	27,401
Sunrise Senior Living, Inc. (a)	7,851	112,034
SurModics, Inc. (a)	1,786	36,113
Symmetry Medical, Inc. (a)	4,954	48,995
Synergetics USA, Inc. (a)	3,470	17,142
Team Health Holdings, Inc. (a)	4,131	112,074
Teleflex, Inc.	5,388	370,910
Theragenics Corp. (a)	5,558	9,560
ThermoGenesis Corp. (a)	5,823	6,289
Thoratec Corp. (a)	7,812	270,295
Trans1, Inc. (a)	2,790	7,366
Triple-S Management Corp. (a)	2,445	51,100
Unilife Corp. (a)	11,084	34,582
Universal American Corp. (a)	4,434	40,970
Universal Health Services, Inc., Class B	11,677	533,989
Urologix, Inc. (a)	6,008	4,686
Uroplasty, Inc. (a)	3,549	13,522
US Physical Therapy, Inc.	1,742	48,131
Utah Medical Products, Inc.	671	22,807
Vanguard Health Systems, Inc. (a)	4,332	53,587
Vascular Solutions, Inc. (a)	2,430	35,988
Vision-Sciences, Inc. (a)	5,004	6,605
Volcano Corp. (a)	7,194	205,533
WellCare Health Plans, Inc. (a)(b)	5,719	323,409
West Pharmaceutical Services, Inc.	4,488	238,178
Wright Medical Group, Inc. (a)	5,321	117,647
Young Innovations, Inc.	831	32,492
		20,332,323
Household Goods & Home Construction — 2.1%
ACCO Brands Corp. (a)	15,358	99,673
American Greetings Corp., Class A	4,439	74,575
AT Cross Co., Class A (a)	1,404	13,998
Bassett Furniture Industries, Inc.	1,804	22,460
Beazer Homes USA, Inc. (a)	17,280	61,344
Blount International, Inc. (a)	6,811	89,633
Blyth, Inc.	1,516	39,401
Briggs & Stratton Corp.	6,351	118,573

Common Stocks	Shares	Value
Household Goods & Home Construction (concluded)
Cavco Industries, Inc. (a)	887	$40,704
Central Garden & Pet Co., Class A (a)	5,730	69,218
Church & Dwight Co., Inc.	18,405	993,686
Compx International, Inc.	1,337	20,296
Comstock Homebuilding Cos., Inc., Class A (a)	4,243	5,473
Dixie Group, Inc. (a)	2,471	8,970
Energizer Holdings, Inc.	8,556	638,363
Ethan Allen Interiors, Inc.	3,500	76,720
Flexsteel Industries, Inc.	965	19,975
Forward Industries, Inc. (a)	2,823	3,303
Furniture Brands International, Inc. (a)	6,084	8,822
Herman Miller, Inc.	7,788	151,399
HNI Corp.	5,995	152,932
Hooker Furniture Corp.	1,700	22,083
Hovnanian Enterprises, Inc., Class A (a)	13,795	47,731
Interface, Inc.	7,794	102,959
iRobot Corp. (a)	3,620	82,391
Jarden Corp.	9,984	527,555
KB Home	10,237	146,901
Kid Brands, Inc. (a)	2,042	3,124
Knoll, Inc.	6,388	89,113
L.S. Starrett Co., Class A	939	12,085
La-Z-Boy, Inc. (a)	7,189	105,175
Libbey, Inc. (a)	2,986	47,119
Lifetime Brands, Inc.	1,440	17,150
M/I Homes, Inc. (a)	2,831	54,752
MDC Holdings, Inc.	5,095	196,208
Meritage Homes Corp. (a)	4,156	158,053
Middleby Corp. (a)	2,503	289,447
Mohawk Industries, Inc. (a)(b)	7,722	617,914
National Presto Industries, Inc.	666	48,538
NVR, Inc. (a)	644	543,858
Oil-Dri Corp. of America	858	19,854
Ryland Group, Inc.	6,026	180,780
The Scotts Miracle-Gro Co.	5,111	222,175
Sealy Corp. (a)(b)	8,088	17,632
Select Comfort Corp. (a)	7,588	239,401
Skyline Corp.	880	4,761
Spectrum Brands Holdings, Inc.	3,019	120,790
Standard-Pacific Corp. (a)	14,905	100,758
Stanley Furniture Co., Inc. (a)	3,010	14,659
Steelcase, Inc., Class A	10,523	103,652
Summer Infant, Inc. (a)	1,416	2,620
Tempur-Pedic International, Inc. (a)	7,986	238,701
Toll Brothers, Inc. (a)	19,975	663,769
Tupperware Corp.	7,391	396,084
Virco Manufacturing Corp. (a)	2,505	5,937
WD-40 Co.	1,959	103,122
		8,256,369

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	12

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Industrial Engineering — 3.1%
Accuride Corp. (a)	6,536	$30,458
AGCO Corp. (a)(c)	12,915	613,204
Alamo Group, Inc.	1,237	41,786
Albany International Corp., Class A	3,840	84,365
Altra Holdings, Inc.	3,766	68,541
American Railcar Industries, Inc. (a)	1,241	35,170
Astec Industries, Inc. (a)	2,737	86,517
The Babcock & Wilcox Co. (a)	15,828	403,139
Broadwind Energy, Inc. (a)	2,362	5,149
Cascade Corp.	1,156	63,279
Ceco Environmental Corp.	1,735	16,951
Chicago Rivet & Machine Co.	352	6,526
CIRCOR International, Inc.	2,325	87,769
Clarcor, Inc.	6,554	292,505
Colfax Corp. (a)(b)	8,951	328,233
Columbus McKinnon Corp. (a)	2,620	39,588
Commercial Vehicle Group, Inc. (a)	3,771	27,717
Crane Co.	6,404	255,712
Donaldson Co., Inc.	18,193	631,479
Douglas Dynamics, Inc.	3,221	47,639
Dynamic Materials Corp.	1,846	27,727
The Eastern Co.	917	17,185
Energy Recovery, Inc. (a)	7,636	22,603
EnPro Industries, Inc. (a)	2,775	99,928
Federal Signal Corp. (a)	8,538	53,960
Flow International Corp. (a)	7,491	27,717
Franklin Electric Co., Inc.	2,508	151,709
Freightcar America, Inc.	1,642	29,211
Gardner Denver, Inc.	6,534	394,719
GATX Corp.	6,144	260,751
The Gorman-Rupp Co.	2,066	55,782
Graco, Inc.	8,105	407,519
Graham Corp.	1,551	28,027
Greenbrier Cos., Inc. (a)	3,356	54,166
H&E Equipment Services, Inc.	3,936	47,704
Hardinge, Inc.	1,772	18,163
Hurco Cos., Inc. (a)	928	21,233
IDEX Corp.	11,062	462,060
John Bean Technologies Corp.	3,875	63,279
Kadant, Inc. (a)	1,632	37,846
Kaydon Corp.	4,157	92,867
Kennametal, Inc.	10,633	394,272
Key Technology, Inc. (a)	780	7,488
Kimball International, Inc., Class B	4,154	50,762
Lincoln Electric Holdings, Inc.	11,064	432,049
Lindsay Manufacturing Co.	1,682	121,053
Lydall, Inc. (a)	2,458	34,633
Manitex International, Inc. (a)	1,640	11,857
Manitowoc Co.	17,617	235,011
Materion Corp.	2,832	67,402
Meritor, Inc. (a)	13,094	55,519
Met-Pro Corp.	2,279	20,397
MFRI, Inc. (a)	1,400	8,120
Miller Industries, Inc.	1,520	24,396

Common Stocks	Shares	Value
Industrial Engineering (concluded)
Mine Safety Appliances Co.	4,108	$153,105
Mueller Industries, Inc.	5,087	231,306
NACCO Industries, Inc., Class A	827	103,714
Navistar International Corp. (a)	9,090	191,708
NN, Inc. (a)	2,599	22,065
Nordson Corp.	7,522	440,940
Oshkosh Corp. (a)	12,116	332,342
PMFG, Inc. (a)	2,383	19,278
Robbins & Myers, Inc.	5,667	337,753
Sauer-Danfoss, Inc.	1,532	61,602
Spartan Motors, Inc.	4,359	21,795
SPX Corp.	6,743	441,060
Standex International Corp.	1,694	75,298
Sun Hydraulics, Inc.	3,446	91,560
Sypris Solutions, Inc.	2,319	16,558
Tecumseh Products Co., Class A (a)	2,544	13,178
Tennant Co.	2,435	104,267
Terex Corp. (a)	14,763	333,348
Timken Co.	10,724	398,504
Toro Co.	7,836	311,716
Trinity Industries, Inc.	10,508	314,925
Twin Disc, Inc.	1,243	22,250
Wabash National Corp. (a)	9,181	65,460
Westinghouse Air Brake Technologies Corp.	6,391	513,133
Williams Controls, Inc.	1,211	12,715
Woodward, Inc.	7,938	269,733
		11,902,155
Industrial Metals & Mining — 0.7%
AK Steel Holding Corp.	14,617	70,162
Ampco-Pittsburgh Corp.	1,202	22,177
Carpenter Technology Corp.	5,881	307,694
Century Aluminum Co. (a)	7,017	50,172
Cold Metal Products, Inc. (a)	1,400	—
Commercial Metals Co.	15,422	203,570
Friedman Industries, Inc.	1,680	17,119
Globe Specialty Metals, Inc.	8,642	131,531
Handy & Harman Ltd. (a)	989	14,617
Haynes International, Inc.	1,709	89,124
Horsehead Holding Corp. (a)	6,295	58,795
Kaiser Aluminum Corp.	2,262	132,078
McEwen Mining, Inc. (a)	32,651	149,868
Metals USA Holdings Corp. (a)	1,855	24,801
Noranda Aluminum Holding Corp.	9,283	62,103
Olympic Steel, Inc.	1,358	22,923
Reliance Steel & Aluminum Co.	10,046	525,908
RTI International Metals, Inc. (a)	4,083	97,747
Steel Dynamics, Inc.	29,318	329,241
Synalloy Corp.	997	13,759
TMS International Corp. (a)	2,071	20,503
Universal Stainless & Alloy Products, Inc. (a)	1,028	38,190
Uranium Energy Corp. (a)	12,021	31,375
Uranium Resources, Inc. (a)(b)	20,307	10,357

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	13

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Industrial Metals & Mining (concluded)
USEC, Inc. (a)(b)	16,407	$12,798
Worthington Industries, Inc.	6,989	151,382
		2,587,994
Industrial Transportation — 1.6%
Air Lease Corp. (a)	9,073	185,089
Air Transport Services Group, Inc. (a)	7,359	32,380
Aircastle Ltd.	7,621	86,346
Arkansas Best Corp.	2,993	23,705
Atlas Air Worldwide Holdings, Inc. (a)	3,489	180,137
Baltic Trading Ltd.	2,090	6,751
CAI International, Inc. (a)	1,765	36,218
Celadon Group, Inc.	2,934	47,149
Con-way, Inc.	7,360	201,443
Covenant Transport Group, Inc., Class A (a)	1,373	6,316
Eagle Bulk Shipping, Inc. (a)(b)	2,191	7,909
Echo Global Logistics, Inc. (a)	2,128	36,495
Forward Air Corp.	3,833	116,562
Frozen Food Express Industries, Inc. (a)	2,545	5,014
Genco Shipping & Trading Ltd. (a)	5,201	19,140
Genesee & Wyoming, Inc., Class A (a)	5,275	352,686
Heartland Express, Inc.	5,704	76,205
HUB Group, Inc., Class A (a)	4,681	138,932
International Shipholding Corp.	852	14,373
J.B. Hunt Transport Services, Inc.	11,981	623,491
Kansas City Southern	14,617	1,107,676
Kirby Corp. (a)	7,444	411,504
Knight Transportation, Inc.	7,539	107,808
Landstar System, Inc.	6,242	295,122
Marten Transport Ltd.	2,036	35,773
Matson, Inc.	5,458	114,127
Old Dominion Freight Line, Inc. (a)	9,351	282,011
Overseas Shipholding Group, Inc.	3,383	22,328
P.A.M. Transportation Services, Inc.	847	8,440
Pacer International, Inc. (a)	4,839	19,259
Patriot Transportation Holding, Inc. (a)	914	25,482
PHH Corp. (a)(b)	7,580	154,253
Quality Distribution, Inc. (a)	3,133	28,980
Railamerica, Inc. (a)	2,571	70,625
Rand Logistics, Inc. (a)	2,686	20,226
Roadrunner Transportation Systems, Inc. (a)	1,860	30,095
Saia, Inc. (a)	2,185	44,006
Swift Transportation Co. (a)	11,225	96,759
TAL International Group, Inc.	4,007	136,158
Teekay Corp.	4,953	154,534
Textainer Group Holdings Ltd.	2,012	61,467
Universal Truckload Services, Inc.	676	10,796

Common Stocks	Shares	Value
Industrial Transportation (concluded)
USA Truck, Inc. (a)	1,407	$5,121
UTI Worldwide, Inc.	13,622	183,488
Werner Enterprises, Inc.	5,527	118,112
Wesco Aircraft Holdings, Inc. (a)	2,855	38,999
Willis Lease Finance Corp. (a)	1,115	13,759
World Fuel Services Corp.	9,644	343,423
XPO Logistics, Inc. (a)	2,562	31,359
YRC Worldwide, Inc. (a)	1,401	9,485
		6,177,516
Leisure Goods — 0.8%
Activision Blizzard, Inc.	55,784	629,243
Arctic Cat, Inc. (a)	1,799	74,586
Black Diamond, Inc. (a)	3,283	28,792
Brunswick Corp.	12,008	271,741
Callaway Golf Co.	8,354	51,294
Drew Industries, Inc. (a)	2,555	77,187
DTS, Inc. (a)	2,584	60,155
Emerson Radio Corp. (a)	4,864	9,923
Escalade, Inc.	1,740	9,309
Glu Mobile, Inc. (a)	7,237	33,507
Jakks Pacific, Inc.	2,692	39,222
Koss Corp.	1,133	5,654
Leapfrog Enterprises, Inc. (a)	6,698	60,416
Majesco Entertainment Co. (a)	6,877	8,665
Marine Products Corp.	1,997	11,902
Meade Instruments Corp. (a)	433	1,386
Nautilus, Inc. (a)	4,489	11,761
Polaris Industries, Inc.	8,471	685,050
Pool Corp.	6,147	255,592
RealD, Inc. (a)	6,568	58,718
Skullcandy, Inc. (a)(b)	2,357	32,409
Steinway Musical Instruments, Inc. (a)	966	23,532
Take-Two Interactive Software, Inc. (a)	12,102	126,224
Thor Industries, Inc.	5,791	210,329
THQ, Inc. (a)	1,217	4,503
TiVo, Inc. (a)	16,884	176,100
Universal Electronics, Inc. (a)	2,107	37,041
Winnebago Industries, Inc. (a)	4,208	53,147
		3,047,388
Life Insurance — 0.4%
American Equity Investment Life Holding Co.	8,001	93,052
Amerisafe, Inc. (a)	2,646	71,812
Atlantic American Corp.	1,107	3,033
Citizens, Inc. (a)	6,275	65,825
CNO Financial Group, Inc.	30,703	296,284
eHealth, Inc. (a)	2,834	53,194
Employers Holdings, Inc.	4,300	78,819
FBL Financial Group, Inc., Class A	1,521	50,497
Independence Holding Co.	1,624	16,354
Kansas City Life Insurance Co.	499	19,226

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	14

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Life Insurance (concluded)
National Western Life Insurance Co., Class A	257	$36,815
The Phoenix Cos., Inc. (a)	801	24,567
Presidential Life Corp.	2,977	41,470
Primerica, Inc.	6,464	185,129
Protective Life Corp.	10,520	275,729
Stancorp Financial Group, Inc.	5,694	177,881
Symetra Financial Corp.	9,981	122,766
		1,612,453
Media — 3.6%
Acxiom Corp. (a)	10,050	183,613
AH Belo Corp.	2,700	13,041
AMC Networks, Inc., Class A (a)(b)	7,719	335,931
Arbitron, Inc.	3,500	132,650
Ascent Capital Group, Inc., Class A (a)	1,805	97,488
Avid Technology, Inc. (a)	4,258	40,281
Bankrate, Inc. (a)	5,915	92,156
Beasley Broadcasting Group, Inc., Class A (a)	1,114	5,436
Belo Corp., Class A	12,235	95,800
Charter Communications, Inc., Class A (a)	6,010	451,171
Clear Channel Outdoor Holdings, Inc., Class A	5,342	31,945
ComScore, Inc. (a)	4,788	73,017
Constant Contact, Inc. (a)	4,239	73,759
Courier Corp.	1,599	19,540
Crown Media Holdings, Inc., Class A (a)	4,523	7,553
CSS Industries, Inc.	1,288	26,468
CTN Media Group, Inc. (a)	50	—
Cumulus Media, Inc., Class A (a)	9,483	25,983
Demand Media, Inc. (a)	5,419	58,905
Dex One Corp. (a)	7,319	9,149
Digital Generation, Inc. (a)	3,375	38,340
DISH Network Corp., Class A	30,214	924,851
Dolby Laboratories, Inc., Class A (a)	6,575	215,331
DreamWorks Animation SKG, Inc., Class A (a)	9,367	180,127
Emmis Communications Corp., Class A (a)	4,463	8,971
Entercom Communications Corp. (a)	2,909	19,956
Entravision Communications Corp., Class A	9,776	13,100
ePocrates, Inc. (a)	2,726	31,758
EW Scripps Co. (a)	3,871	41,226
FactSet Research Systems, Inc.	5,447	525,200
Fisher Communications, Inc. (a)	944	34,701
Gray Television, Inc. (a)	7,124	16,243
Groupon, Inc. (a)	36,803	175,182
Harte-Hanks, Inc.	5,635	39,051
Hollywood Media Corp. (a)	10,217	13,691

Common Stocks	Shares	Value
Media (continued)
IHS, Inc., Class A (a)	6,676	$649,909
John Wiley & Sons, Inc., Class A	6,180	283,971
Journal Communications, Inc., Class A (a)	5,439	28,283
Lamar Advertising Co., Class A (a)	7,402	274,318
Liberty Global, Inc., Class A (a)	33,284	2,022,003
Liberty Interactive Corp., Class A (a)	69,049	1,277,406
Liberty Media Corp. - Liberty Capital (a)	14,784	1,540,049
Liberty Ventures (a)	2,521	125,142
Lin TV Corp., Class A (a)	5,422	23,857
Live Nation Entertainment, Inc. (a)(b)	18,852	162,316
Local Corp. (a)	6,769	13,470
LodgeNet Interactive Corp. (a)	3,237	2,111
Marchex, Inc., Class B	2,688	10,268
Martha Stewart Living Omnimedia, Inc., Class A	3,881	11,915
McClatchy Co., Class A (a)	8,667	19,327
Media General, Inc., Class A (a)(b)	3,103	16,074
Meredith Corp. (b)	4,728	165,480
Morningstar, Inc.	3,208	200,949
National CineMedia, Inc.	7,739	126,687
New Frontier Media, Inc. (a)	3,965	5,273
The New York Times Co., Class A (a)	16,543	161,460
Nexstar Broadcasting Group, Inc., Class A (a)	2,051	21,782
Nielsen Holdings NV (a)	16,081	482,108
Outdoor Channel Holdings, Inc.	1,898	13,817
Pandora Media, Inc. (a)	12,693	138,988
PDI, Inc. (a)	1,936	15,430
QuinStreet, Inc. (a)	4,361	36,589
Radio One, Inc., Class D (a)	7,441	6,176
Saga Communications, Inc. (a)	550	22,286
Salem Communications Corp., Class A	1,460	7,650
Schawk, Inc.	1,635	21,337
Scholastic Corp.	3,340	106,145
Sinclair Broadcast Group, Inc., Class A	7,071	79,266
Sirius XM Radio, Inc. (a)	510,958	1,328,491
Spanish Broadcasting System, Inc. (a)	654	2,132
SPAR Group, Inc. (a)	3,165	5,286
SuperMedia, Inc. (a)(b)	2,295	6,105
TechTarget, Inc. (a)	2,801	16,554
TheStreet.com, Inc.	7,238	11,074
Valassis Communications, Inc. (a)	5,358	132,289
Value Line, Inc.	420	4,099
ValueClick, Inc. (a)	9,960	171,212
WebMD Health Corp., Class A (a)(b)	7,006	98,294
WebMediaBrands, Inc. (a)	1,442	3,302

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	15

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Media (concluded)
XO Group, Inc. (a)	4,337	$36,214
		13,938,508
Mining — 0.9%
Allied Nevada Gold Corp. (a)	11,248	439,347
AMCOL International Corp.	3,425	116,039
Arch Coal, Inc.	28,191	178,449
Cloud Peak Energy, Inc. (a)	8,315	150,501
Coeur d’Alene Mines Corp. (a)	12,200	351,726
Compass Minerals International, Inc.	4,412	329,091
General Moly, Inc. (a)	8,818	27,953
Golden Minerals Co. (a)	5,722	29,869
Hecla Mining Co.	39,090	256,039
James River Coal Co. (a)(b)	4,899	14,109
Molycorp, Inc. (a)(b)	10,379	119,358
Royal Gold, Inc.	8,039	802,775
Solitario Exploration & Royalty Corp. (a)	7,850	14,523
Stillwater Mining Co. (a)	15,593	183,841
SunCoke Energy, Inc. (a)	9,532	153,656
Timberline Resources Corp. (a)(b)	15,011	6,305
Walter Industries, Inc.	8,365	271,528
Westmoreland Coal Co. (a)	2,361	23,445
		3,468,554
Mobile Telecommunications — 0.5%
Atlantic Tele-Network, Inc.	1,327	57,034
Globalstar, Inc. (a)	15,196	6,990
Iridium Communications, Inc. (a)	8,064	59,029
Leap Wireless International, Inc. (a)	7,397	50,448
NII Holdings, Inc. (a)(b)	22,719	178,344
NTELOS Holdings Corp.	1,992	34,601
ORBCOMM, Inc. (a)	6,188	23,143
SBA Communications Corp., Class A (a)	16,316	1,026,276
Shenandoah Telecom Co.	3,096	54,490
Telephone & Data Systems, Inc.	13,256	339,486
U.S. Cellular Corp. (a)	1,571	61,473
USA Mobility, Inc.	3,008	35,705
		1,927,019
Nonlife Insurance — 3.5%
Alleghany Corp. (a)	2,265	781,289
Allied World Assurance Co. Holdings AG	4,786	369,718
American Financial Group, Inc.	10,433	395,411
American National Insurance Co.	768	55,165
American Safety Insurance Holdings Ltd. (a)	1,595	29,811
AmTrust Financial Services, Inc.	3,651	93,536
Arch Capital Group Ltd. (a)	17,990	749,823
Argo Group International Holdings Ltd.	3,386	109,673
Arthur J. Gallagher & Co.	15,983	572,511

Common Stocks	Shares	Value
Nonlife Insurance (continued)
Aspen Insurance Holdings Ltd.	9,347	$284,990
Assured Guaranty Ltd.	25,726	350,388
Axis Capital Holdings Ltd.	15,573	543,809
Baldwin & Lyons, Inc., Class B	1,436	34,335
Brown & Brown, Inc.	15,581	406,197
CNA Financial Corp.	3,330	89,244
Donegal Group, Inc., Class A	1,498	21,032
Eastern Insurance Holdings, Inc.	1,380	23,143
EMC Insurance Group, Inc.	901	18,921
Endurance Specialty Holdings Ltd.	5,696	219,296
Enstar Group Ltd. (a)	1,106	110,213
Erie Indemnity Co., Class A	3,420	219,803
Everest Re Group Ltd.	6,757	722,729
Federated National Holding Co. (a)	1,906	11,360
First Acceptance Corp. (a)	1,327	1,526
First American Financial Corp.	14,137	306,349
Flagstone Reinsurance Holdings SA	7,562	64,958
Global Indemnity Plc (a)	1,654	36,189
Greenlight Capital Re Ltd. (a)	4,205	104,074
The Hanover Insurance Group, Inc.	5,809	216,443
HCC Insurance Holdings, Inc.	13,451	455,854
Hilltop Holdings, Inc. (a)	5,908	75,091
Horace Mann Educators Corp.	5,275	95,530
Infinity Property & Casualty Corp.	1,610	97,228
Kemper Corp.	7,086	217,611
Life Partners Holdings, Inc.	2,288	6,178
Maiden Holdings Ltd.	7,487	66,559
Markel Corp. (a)	1,218	558,441
MBIA, Inc. (a)	18,965	192,115
Meadowbrook Insurance Group, Inc.	6,607	50,808
Mercury General Corp.	3,553	137,323
Montpelier Re Holdings Ltd.	7,605	168,299
National Interstate Corp.	2,400	61,920
Navigators Group, Inc. (a)	1,497	73,690
Old Republic International Corp.	32,231	299,748
OneBeacon Insurance Group Ltd.	2,936	39,460
PartnerRe Ltd.	8,278	614,890
Platinum Underwriters Holdings Ltd.	4,411	180,278
ProAssurance Corp.	4,119	372,522
Reinsurance Group of America, Inc.	9,722	562,612
RenaissanceRe Holdings Ltd.	6,655	512,701
RLI Corp.	2,283	152,185
Safety Insurance Group, Inc.	1,798	82,492
SeaBright Holdings, Inc.	3,093	34,023
Selective Insurance Group, Inc.	7,348	139,538
State Auto Financial Corp.	2,051	33,616
Tower Group, Inc.	4,679	90,726
United Fire Group, Inc.	3,007	75,536
Universal Insurance Holdings, Inc.	4,307	16,582
Validus Holdings Ltd.	12,407	420,721
W.R. Berkley Corp.	14,754	553,127

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	16

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Nonlife Insurance (concluded)
White Mountains Insurance Group, Inc. (b)	726	$372,685
		13,752,025
Oil & Gas Producers — 3.9%
Abraxas Petroleum Corp. (a)	12,503	28,757
Adams Resources & Energy, Inc.	322	9,821
Alon USA Energy, Inc.	1,857	25,441
Apco Oil and Gas International, Inc.	2,407	38,729
Approach Resources, Inc. (a)	3,955	119,164
Barnwell Industries, Inc. (a)	1,930	6,215
Berry Petroleum Co., Class A	6,238	253,450
Bill Barrett Corp. (a)	6,446	159,667
Bonanza Creek Energy, Inc. (a)	3,171	74,709
BPZ Resources, Inc. (a)	14,199	40,609
Brenham Oil+Gas Corp. (a)	5,673	397
Callon Petroleum Co. (a)	5,666	34,846
Carrizo Oil & Gas, Inc. (a)	4,998	125,000
Cheniere Energy, Inc. (a)	28,788	447,653
Cimarex Energy Co.	11,447	670,222
Clayton Williams Energy, Inc. (a)	851	44,158
Cobalt International Energy, Inc. (a)	23,668	527,086
Comstock Resources, Inc. (a)	6,112	112,339
Concho Resources, Inc. (a)	13,917	1,318,636
Contango Oil & Gas Co. (a)	1,779	87,420
Continental Resources, Inc. (a)	7,507	577,288
CREDO Petroleum Corp. (a)	1,417	20,532
CVR Energy, Inc. (a)	2,084	76,587
Delek US Holdings, Inc.	2,317	59,060
Double Eagle Pete & Mining Co. (a)	2,021	11,176
Emerald Oil, Inc. (a)	10,035	8,329
Endeavour International Corp. (a)	6,095	58,939
Energen Corp.	9,603	503,293
EPL Oil & Gas, Inc. (a)	4,762	96,621
Evolution Petroleum Corp. (a)	3,828	30,930
EXCO Resources, Inc.	19,444	155,747
Forest Oil Corp. (a)	15,811	133,603
FX Energy, Inc. (a)	7,352	54,846
Gasco Energy, Inc. (a)	5,700	827
Gastar Exploration Ltd. (a)	8,271	13,730
GeoPetro Resources Co. (a)	9,626	982
GMX Resources, Inc. (a)(b)	8,292	6,634
Goodrich Petroleum Corp. (a)	3,805	48,095
Gulfport Energy Corp. (a)	6,662	208,254
Halcon Resources Corp. (a)	11,671	85,548
Harvest Natural Resources, Inc. (a)	5,394	48,115
HollyFrontier Corp.	27,167	1,121,182
Houston American Energy Corp. (a)	5,104	4,593
Hyperdynamics Corp. (a)	19,302	14,091
Isramco, Inc. (a)	212	24,592
Kodiak Oil & Gas Corp. (a)	35,553	332,776
Laredo Petroleum Holdings, Inc. (a)	3,330	73,193
Magellan Petroleum Corp. (a)	8,484	8,908
Magnum Hunter Resources Corp. (a)	22,060	97,946

Common Stocks	Shares	Value
Oil & Gas Producers (concluded)
McMoRan Exploration Co. (a)	13,565	$159,389
Miller Energy Resources, Inc. (a)	5,310	26,709
Northern Oil and Gas, Inc. (a)	8,135	138,214
Oasis Petroleum, Inc. (a)	9,617	283,413
Panhandle Oil & Gas, Inc.	1,132	34,718
PDC Energy, Inc. (a)	4,083	129,145
Penn Virginia Corp.	6,206	38,477
Petroquest Energy, Inc. (a)	8,167	54,801
Pioneer Energy Services Corp. (a)	8,275	64,462
Plains Exploration & Production Co. (a)	17,256	646,582
PostRock Energy Corp. (a)	1,910	3,266
Quicksilver Resources, Inc. (a)	16,252	66,471
Resolute Energy Corp. (a)	5,738	50,896
Rex Energy Corp. (a)	5,835	77,897
Rosetta Resources, Inc. (a)	7,104	340,282
SandRidge Energy, Inc. (a)	46,924	327,060
SM Energy Co.	8,714	471,515
Stone Energy Corp. (a)	6,741	169,334
Swift Energy Co. (a)(b)	5,739	119,830
Syntroleum Corp. (a)	11,960	9,090
Targa Resources, Inc.	3,903	196,477
Transocean Ltd.	47,664	2,139,637
Ultra Petroleum Corp. (a)	20,386	448,084
US Energy Corp. - Wyoming (a)	4,911	10,559
Vaalco Energy, Inc. (a)	8,158	69,751
Venoco, Inc. (a)	4,184	49,706
W&T Offshore, Inc.	4,715	88,548
Warren Resources, Inc. (a)	10,205	31,023
Western Refining, Inc.	7,997	209,362
Whiting Petroleum Corp. (a)	15,706	744,150
ZaZa Energy Corp. (a)	5,221	15,506
Zion Oil & Gas, Inc. (a)(b)	6,336	14,509
		15,229,599
Oil Equipment, Services & Distribution — 2.5%
Atwood Oceanics, Inc. (a)	7,690	349,510
Basic Energy Services, Inc. (a)	3,888	43,623
Bolt Technology Corp.	1,419	20,405
Bristow Group, Inc.	4,662	235,664
C&J Energy Services, Inc. (a)	1,713	34,089
Cal Dive International, Inc. (a)	12,779	19,552
CARBO Ceramics, Inc. (b)	2,609	164,158
Chart Industries, Inc. (a)(b)	3,990	294,661
Crosstex Energy, Inc.	5,968	83,731
Dawson Geophysical Co. (a)	1,228	31,019
DHT Holdings, Inc.	1,787	11,187
Dresser-Rand Group, Inc. (a)	10,145	559,091
Dril-Quip, Inc. (a)	4,851	348,690
Exterran Holdings, Inc. (a)	8,704	176,517
Flotek Industries, Inc. (a)	6,231	78,947
Forbes Energy Services Ltd. (a)	2,153	7,536
Geokinetics, Inc. (a)	3,468	1,283
Geospace Technologies Corp. (a)	872	106,742

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	17

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil Equipment, Services & Distribution (concluded)
Global Geophysical Services, Inc. (a)	3,029	$16,690
Gulf Island Fabrication, Inc.	1,954	54,458
Gulfmark Offshore, Inc., Class A (a)	3,292	108,768
Helix Energy Solutions Group, Inc. (a)	13,076	238,899
Hercules Offshore, Inc. (a)	21,217	103,539
Hornbeck Offshore Services, Inc. (a)	4,297	157,485
ION Geophysical Corp. (a)(b)	16,358	113,525
Key Energy Services, Inc. (a)	20,172	141,204
Lufkin Industries, Inc.	4,483	241,275
Matrix Service Co. (a)	3,490	36,889
McDermott International, Inc. (a)	31,127	380,372
Mitcham Industries, Inc. (a)	1,733	27,607
MRC Global, Inc. (a)	3,153	77,532
Natural Gas Services Group, Inc. (a)	1,996	29,840
Newpark Resources, Inc. (a)	12,110	89,735
Oceaneering International, Inc.	14,360	793,390
OGE Energy Corp.	13,124	727,857
Oil States International, Inc. (a)	7,314	581,170
Parker Drilling Co. (a)	16,260	68,780
Patterson-UTI Energy, Inc.	20,148	319,144
PHI, Inc. (a)	1,794	56,439
RPC, Inc.	8,725	103,740
SEACOR Holdings, Inc. (a)	2,586	215,569
SemGroup Corp. (a)	5,773	212,735
Superior Energy Services, Inc. (a)	20,985	430,612
Tesco Corp. (a)	4,332	46,266
Tetra Technologies, Inc. (a)	10,217	61,813
TGC Industries, Inc. (a)	2,499	17,993
Tidewater, Inc.	6,622	321,366
Union Drilling, Inc. (a)	2,461	15,972
Unit Corp. (a)	5,742	238,293
Weatherford International Ltd. (a)	100,715	1,277,066
Willbros Group, Inc. (a)	6,936	37,246
		9,909,674
Personal Goods — 1.6%
American Apparel, Inc. (a)	8,268	12,733
Carter’s, Inc. (a)	6,837	368,104
Charles & Colvard Ltd. (a)	3,457	12,480
Cherokee, Inc.	1,420	20,675
Columbia Sportswear Co.	1,574	84,996
Crocs, Inc. (a)	12,001	194,536
Culp, Inc.	1,551	18,240
Deckers Outdoor Corp. (a)(b)	4,972	182,174
Delta Apparel, Inc. (a)	1,207	16,620
Elizabeth Arden, Inc. (a)	3,378	159,577
Female Health Co.	3,365	24,060
Fifth & Pacific Cos., Inc. (a)	15,228	194,614
G-III Apparel Group Ltd. (a)	2,201	79,016
Hanesbrands, Inc. (a)(b)	13,127	418,489
Heelys, Inc. (a)	4,690	8,442

Common Stocks	Shares	Value
Personal Goods (concluded)
Helen of Troy Ltd. (a)	4,185	$133,209
Iconix Brand Group, Inc. (a)	9,133	166,586
Inter Parfums, Inc.	2,065	37,789
Joe’s Jeans, Inc. (a)	9,399	10,151
The Jones Group, Inc.	10,162	130,785
K-Swiss, Inc., Class A (a)(b)	3,783	12,976
Lakeland Industries, Inc. (a)	913	5,670
Maidenform Brands, Inc. (a)	3,323	68,055
Michael Kors Holdings Ltd. (a)	15,193	807,964
Movado Group, Inc.	2,342	78,972
Nu Skin Enterprises, Inc., Class A	7,143	277,363
Orchids Paper Products Co.	1,117	20,151
Oxford Industries, Inc.	1,940	109,513
Perry Ellis International, Inc. (a)	1,659	36,581
Physicians Formula Holdings, Inc. (a)	1,994	9,711
PVH Corp.	9,408	881,718
Quiksilver, Inc. (a)	16,875	56,025
R.G. Barry Corp.	1,521	22,420
Revlon, Inc., Class A (a)	1,619	24,997
Rocky Brands, Inc. (a)	1,306	15,084
Skechers U.S.A., Inc., Class A (a)	5,170	105,468
Steven Madden Ltd. (a)	5,452	238,361
Superior Uniform Group, Inc.	938	11,237
Tandy Brands Accessories, Inc. (a)	1,401	1,919
True Religion Apparel, Inc.	3,351	71,477
Under Armour, Inc., Class A (a)	10,363	578,566
Unifi, Inc. (a)	2,216	28,409
Vera Bradley, Inc. (a)	2,945	70,238
The Warnaco Group, Inc. (a)	5,455	283,114
Weyco Group, Inc.	1,172	28,538
Wolverine World Wide, Inc.	6,508	288,760
		6,406,563
Pharmaceuticals & Biotechnology — 5.0%
Aastrom Biosciences, Inc. (a)	6,446	10,443
Acadia Pharmaceuticals, Inc. (a)	7,718	19,527
Achillion Pharmaceuticals, Inc. (a)	7,627	79,397
Acorda Therapeutics, Inc. (a)	5,521	141,393
Acura Pharmaceuticals, Inc. (a)	3,065	5,333
Aegerion Pharmaceuticals, Inc. (a)	2,189	32,441
Affymax, Inc. (a)	5,044	106,227
Affymetrix, Inc. (a)	9,705	42,023
Agenus, Inc. (a)	3,970	18,302
Akorn, Inc. (a)	9,198	121,598
Albany Molecular Research, Inc. (a)	3,064	10,632
Alexza Pharmaceuticals, Inc. (a)	2,308	10,155
Alkermes Plc (a)	16,244	337,063
Allos Therapeutcs, Inc. (a)	9,140	—
Alnylam Pharmaceuticals, Inc. (a)	5,737	107,798
AMAG Pharmaceuticals, Inc. (a)	2,967	52,635
Amicus Therapeutics, Inc. (a)	4,875	25,350
Ampio Pharmaceuticals, Inc. (a)	3,601	14,044
Anacor Pharmaceuticals, Inc. (a)	2,986	19,648
Anthera Pharmaceuticals, Inc. (a)	9,930	9,870

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	18

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
Apricus Biosciences, Inc. (a)	4,493	$14,647
ARCA Biopharma, Inc. (a)	4,416	1,524
Arena Pharmaceuticals, Inc. (a)(b)	29,176	242,744
ARIAD Pharmaceuticals, Inc. (a)	22,389	542,374
Arqule, Inc. (a)	8,469	43,277
Array Biopharma, Inc. (a)	13,002	76,192
AspenBio Pharma, Inc. (a)	1,623	4,496
Astex Pharmaceuticals (a)	12,666	38,885
Auxilium Pharmaceuticals, Inc. (a)	6,626	162,072
Avanir Pharmaceuticals, Inc. (a)	18,752	60,006
AVEO Pharmaceuticals, Inc. (a)	4,951	51,540
BioCryst Pharmaceuticals, Inc. (a)	6,352	26,932
Biodel, Inc. (a)	1,917	5,578
BioDelivery Sciences International, Inc. (a)	4,044	25,558
BioMarin Pharmaceutical, Inc. (a)	16,531	665,703
BioMimetic Therapeutics, Inc. (a)	3,485	14,323
Biosante Pharmaceuticals, Inc. (a)	4,395	8,307
BioTime, Inc. (a)	4,908	20,614
Cadence Pharmaceuticals, Inc. (a)	7,822	30,662
CEL-SCI Corp. (a)	23,000	7,935
Cell Therapeutics, Inc. (a)(b)	7,442	18,084
Celldex Therapeutics, Inc. (a)	8,336	52,517
Cerus Corp. (a)	8,453	28,740
Charles River Laboratories International, Inc. (a)	6,552	259,459
Chelsea Therapeutics International, Inc. (a)	9,668	11,602
Cleveland BioLabs, Inc. (a)(b)	5,051	13,537
Columbia Laboratories, Inc. (a)	12,022	11,902
Complete Genomics, Inc. (a)	2,684	8,347
Corcept Therapeutics, Inc. (a)	9,465	26,407
Coronado Biosciences, Inc. (a)	3,077	16,000
Cubist Pharmaceuticals, Inc. (a)	8,542	407,283
Cumberland Pharmaceuticals, Inc. (a)	2,790	18,023
Curis, Inc. (a)(b)	11,518	47,685
Cytokinetics, Inc. (a)	12,278	10,228
Cytori Therapeutics, Inc. (a)	8,052	35,509
CytRx Corp. (a)	2,795	10,146
Dendreon Corp. (a)(b)	20,564	99,324
Depomed, Inc. (a)	8,144	48,131
Discovery Laboratories, Inc. (a)	6,753	22,150
Durect Corp. (a)	12,820	18,461
Dusa Pharmaceuticals, Inc. (a)	3,824	25,965
Dyax Corp. (a)	14,302	37,185
Dynavax Technologies Corp. (a)	24,253	115,444
Emergent Biosolutions, Inc. (a)	3,581	50,886
Endo Health Solutions, Inc. (a)	15,626	495,657
Endocyte, Inc. (a)	4,089	40,767
Entremed, Inc. (a)	4,054	7,297
Enzo Biochem, Inc. (a)	5,665	11,557
Enzon Pharmaceuticals, Inc. (a)	7,087	49,326
Exact Sciences Corp. (a)	8,035	88,465
Exelixis, Inc. (a)(b)	24,735	119,223

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
Furiex Pharmaceuticals, Inc. (a)	1,224	$23,354
Galena Biopharma, Inc. (a)	11,088	19,737
Genomic Health, Inc. (a)	2,634	91,373
GenVec, Inc. (a)	3,691	5,795
Geron Corp. (a)	17,936	30,491
GTx, Inc. (a)	4,299	19,689
Halozyme Therapeutics, Inc. (a)	11,876	89,783
Harvard Bioscience, Inc. (a)	4,267	18,049
Hemispherx Biopharma, Inc. (a)	9,683	7,746
Hi-Tech Pharmacal Co., Inc. (a)	1,524	50,460
Idenix Pharmaceuticals, Inc. (a)	13,281	60,694
Idera Pharmaceuticals, Inc. (a)	6,210	6,210
Illumina, Inc. (a)	16,393	790,143
ImmunoGen, Inc. (a)	11,337	165,520
Immunomedics, Inc. (a)	10,447	36,669
Impax Laboratories, Inc. (a)(b)	8,556	222,114
Incyte Corp. (a)	17,563	317,012
Infinity Pharmaceuticals, Inc. (a)	3,835	90,314
Inovio Pharmaceuticals, Inc. (a)	16,169	9,459
Insmed, Inc. (a)	4,112	18,710
InterMune, Inc. (a)	9,057	81,241
Ironwood Pharmaceuticals, Inc. (a)	11,258	143,877
Isis Pharmaceuticals, Inc. (a)	13,641	191,929
Jazz Pharmaceuticals Plc (a)	6,235	355,457
Keryx Biopharmaceuticals, Inc. (a)(b)	11,000	31,020
Lexicon Genetics, Inc. (a)	66,454	154,173
Ligand Pharmaceuticals, Inc. (a)	2,736	46,922
Luminex Corp. (a)	5,253	102,118
MannKind Corp. (a)(b)	16,587	47,771
MAP Pharmaceuticals, Inc. (a)	4,034	62,809
Maxygen, Inc.	5,582	14,736
The Medicines Co. (a)	7,229	186,580
Medicis Pharmaceutical Corp., Class A	7,918	342,612
Medivation, Inc. (a)	9,916	558,866
Momenta Pharmaceuticals, Inc. (a)	6,326	92,170
Myrexis, Inc. (a)	4,574	11,115
Myriad Genetics, Inc. (a)	11,338	306,013
Nabi Biopharmaceuticals (a)	6,627	11,730
Nektar Therapeutics (a)	15,605	166,661
Neuralstem, Inc. (a)(b)	7,812	9,765
Neurocrine Biosciences, Inc. (a)	8,623	68,812
Novavax, Inc. (a)	17,687	38,204
NPS Pharmaceuticals, Inc. (a)	12,128	112,184
Obagi Medical Products, Inc. (a)	2,731	33,892
OncoGenex Pharmaceutical, Inc. (a)	2,253	31,925
Oncothyreon, Inc. (a)	7,581	38,966
Onyx Pharmaceuticals, Inc. (a)(b)	8,707	735,741
Opko Health, Inc. (a)(b)	19,545	81,698
Optimer Pharmaceuticals, Inc. (a)	6,695	94,533
Orexigen Therapeutics, Inc. (a)	8,881	50,710
Osiris Therapeutics, Inc. (a)	2,486	27,470
Oxigene, Inc. (a)	2,431	1,386

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	19

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
Pacific Biosciences of California, Inc. (a)	6,221	$11,384
Pain Therapeutics, Inc. (a)	5,722	28,896
Palatin Technologies, Inc. (a)	9,887	6,648
Par Pharmaceutical Cos., Inc. (a)	4,944	247,101
PDL BioPharma, Inc.	19,342	148,740
Peregrine Pharmaceuticals, Inc. (a)	13,545	13,951
Pernix Therapeutics Holdings, Inc. (a)	1,483	11,048
Pharmacyclics, Inc. (a)	6,685	431,182
Pozen, Inc. (a)	4,229	28,038
Prestige Brands Holdings, Inc. (a)	7,010	118,890
Progenics Pharmaceuticals, Inc. (a)	4,674	13,414
Questcor Pharmaceuticals, Inc. (a)(b)	8,070	149,295
Raptor Pharmaceutical Corp. (a)(b)	6,967	38,737
Regeneron Pharmaceuticals, Inc. (a)(b)	9,991	1,525,226
Repligen Corp. (a)	4,247	25,312
Repros Therapeutics, Inc. (a)	2,204	33,567
Rexahn Pharmaceuticals, Inc. (a)	17,083	8,627
Rigel Pharmaceuticals, Inc. (a)	9,830	100,757
Sagent Pharmaceuticals, Inc. (a)	1,864	29,731
Salix Pharmaceuticals Ltd. (a)	6,738	285,287
Sangamo Biosciences, Inc. (a)	7,317	44,487
Santarus, Inc. (a)	7,137	63,377
Sarepta Therapeutics, Inc. (a)	2,905	45,115
Savient Pharmaceuticals, Inc. (a)(b)	9,940	24,751
Sciclone Pharmaceuticals, Inc. (a)	7,704	42,757
Seattle Genetics, Inc. (a)	13,789	371,614
Sequenom, Inc. (a)(b)	15,507	54,740
SIGA Technologies, Inc. (a)	6,019	19,261
Somaxon Pharmaceuticals, Inc. (a)	8,130	2,353
Spectrum Pharmaceuticals, Inc. (a)(b)	7,111	83,199
StemCells, Inc. (a)(b)	5,321	10,961
Strategic Diagnostics, Inc. (a)	4,728	5,910
Sucampo Pharmaceuticals, Inc., Class A (a)	6,190	31,136
Synageva BioPharma Corp. (a)	1,277	68,230
Synta Pharmaceuticals Corp. (a)	5,546	42,261
Targacept, Inc. (a)	3,854	18,846
Techne Corp.	4,633	333,298
Telik, Inc. (a)	402	643
Theravance, Inc. (a)	9,146	236,973
Threshold Pharmaceuticals, Inc. (a)	5,581	40,406
Transcept Pharmaceuticals, Inc. (a)	2,289	12,155
Trubion Pharmaceuticals, Inc.	3,113	—
United Therapeutics Corp. (a)(b)	6,482	362,214
Vanda Pharmaceuticals, Inc. (a)	4,711	18,985
Ventrus Biosciences, Inc. (a)	2,598	9,301
Vertex Pharmaceuticals, Inc. (a)	28,750	1,608,562
Vical, Inc. (a)	9,763	42,176

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (concluded)
ViroPharma, Inc. (a)	9,216	$278,508
Vivus, Inc. (a)	13,521	240,944
Warner Chilcott Plc, Class A	23,327	314,914
Xenoport, Inc. (a)	5,941	68,084
XOMA Corp. (a)	9,793	36,136
Zalicus, Inc. (a)(b)	11,758	8,702
ZIOPHARM Oncology, Inc. (a)	11,228	61,193
		19,576,986
Professional Services — 0.3%
The Corporate Executive Board Co.	4,482	240,370
CoStar Group, Inc. (a)	3,576	291,587
Hudson Global, Inc. (a)	4,534	20,221
Kforce, Inc. (a)	4,333	51,086
Korn/Ferry International (a)	6,293	96,472
Manpower, Inc.	10,435	384,008
On Assignment, Inc. (a)	5,844	116,412
Pendrell Corp. (a)	23,867	26,970
		1,227,126
Real Estate Investment & Services — 0.5%
Alexander & Baldwin, Inc. (a)	5,733	169,295
American Realty Investors, Inc. (a)	900	2,934
AV Homes, Inc. (a)	1,576	23,388
BBX Capital Corp. (a)	1,474	9,522
Consolidated-Tomoka Land Co.	927	30,489
Forest City Enterprises, Inc., Class A (a)	17,379	275,457
Forestar Group, Inc. (a)	4,822	80,335
HFF, Inc., Class A (a)	4,569	68,078
The Howard Hughes Corp. (a)	3,705	263,240
Jones Lang LaSalle, Inc.	5,875	448,556
Kennedy-Wilson Holdings, Inc.	5,678	79,322
Market Leader, Inc. (a)	4,115	27,571
Maui Land & Pineapple Co., Inc. (a)	3,389	7,761
Move, Inc. (a)	6,164	53,134
Nationstar Mortgage Holdings, Inc. (a)	2,294	76,115
Reis, Inc. (a)	1,655	18,933
The St. Joe Co. (a)	12,223	238,348
Stratus Properties, Inc. (a)	894	8,314
Tejon Ranch Co. (a)	2,035	61,131
Thomas Properties Group, Inc.	4,684	27,261
Transcontinental Realty Investors, Inc. (a)	393	2,162
Zillow, Inc. (a)	1,816	76,599
ZipRealty, Inc. (a)	3,206	9,041
		2,056,986
Real Estate Investment Trusts (REITs) — 9.7%
Acadia Realty Trust	6,181	153,412
Agree Realty Corp.	1,840	46,902
Alexander’s, Inc.	279	119,270
Alexandria Real Estate Equities, Inc. (b)	8,291	609,554
American Assets Trust, Inc.	4,734	126,824

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	20

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
American Campus Communities, Inc. (b)	12,220	$536,214
American Capital Agency Corp.	45,490	1,573,499
American Capital Mortgage Investment Corp.	4,878	122,584
American Realty Capital Trust, Inc.	21,710	254,658
Annaly Capital Management, Inc. (b)	128,996	2,172,293
Anworth Mortgage Asset Corp.	17,686	120,265
Apollo Commercial Real Estate Finance, Inc.	3,465	60,083
Apollo Residential Mortgage, Inc.	3,510	77,360
Arbor Realty Trust, Inc.	3,199	19,098
Arlington Asset Investment Corp.	1,250	29,825
ARMOUR Residential REIT, Inc.	39,173	300,065
Ashford Hospitality Trust, Inc.	8,590	72,156
Associated Estates Realty Corp.	6,821	103,406
BioMed Realty Trust, Inc.	20,564	384,958
Brandywine Realty Trust (b)	19,007	231,695
BRE Properties	10,215	478,981
BRT Realty Trust (a)	2,288	14,872
Camden Property Trust	11,014	710,293
Campus Crest Communities, Inc.	5,334	57,607
Capital Trust, Inc. (a)	3,285	12,384
CapLease, Inc.	10,108	52,258
Capstead Mortgage Corp.	12,527	168,989
CBL & Associates Properties, Inc.	21,188	452,152
Cedar Realty Trust, Inc.	8,184	43,212
Chatham Lodging Trust	2,382	33,062
Chesapeake Lodging Trust	4,628	91,958
Chimera Investment Corp.	137,868	373,622
Colonial Properties Trust (b)	10,826	227,887
Colony Financial, Inc.	4,646	90,504
CommonWealth REIT	10,799	157,233
Coresite Realty Corp.	2,930	78,934
Corporate Office Properties Trust	9,404	225,414
Cousins Properties, Inc.	12,077	95,891
CreXus Investment Corp.	10,066	108,813
CubeSmart (b)	15,137	194,813
CYS Investments, Inc.	22,469	316,588
DCT Industrial Trust, Inc. (b)	33,121	214,293
DDR Corp.	31,399	482,289
DiamondRock Hospitality Co.	25,436	244,949
Digital Realty Trust, Inc.	16,233	1,133,875
Douglas Emmett, Inc.	17,466	402,941
Duke Realty Corp.	35,994	529,112
DuPont Fabros Technology, Inc.	8,530	215,383
Eastgroup Properties, Inc.	3,877	206,256
Education Realty Trust, Inc.	14,777	161,069
Entertainment Properties Trust	6,253	277,821
Equity Lifestyle Properties, Inc.	5,302	361,172
Equity One, Inc.	7,808	164,436
Essex Property Trust, Inc.	4,818	714,220
Excel Trust, Inc.	5,278	60,275
Extra Space Storage, Inc.	13,068	434,511

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Federal Realty Investment Trust	8,500	$895,050
FelCor Lodging Trust, Inc. (a)	15,489	73,418
First Industrial Realty Trust, Inc. (a)	12,013	157,851
First Potomac Realty Trust	7,186	92,556
Franklin Street Properties Corp.	9,320	103,172
General Growth Properties, Inc. (b)	59,764	1,164,203
Getty Realty Corp.	3,689	66,218
Gladstone Commercial Corp.	2,145	39,168
Glimcher Realty Trust	19,210	203,050
Government Properties Income Trust	5,251	122,873
Gramercy Capital Corp. (a)	7,168	21,576
Hatteras Financial Corp.	13,389	377,436
Healthcare Realty Trust, Inc.	10,315	237,761
Healthcare Trust of America, Inc.	8,471	82,846
Hersha Hospitality Trust	23,460	114,954
Highwoods Properties, Inc.	9,596	313,022
Home Properties, Inc. (b)	6,663	408,242
Hospitality Properties Trust	16,399	389,968
Hudson Pacific Properties, Inc.	4,087	75,610
Inland Real Estate Corp.	10,594	87,401
InvesCo. Mortgage Capital, Inc.	15,387	309,740
Investors Real Estate Trust	11,889	98,322
iStar Financial, Inc. (a)	10,028	83,032
Kilroy Realty Corp.	9,897	443,188
Kite Realty Group Trust	9,276	47,308
LaSalle Hotel Properties	11,414	304,640
Lexington Realty Trust (b)	17,947	173,368
Liberty Property Trust	15,553	563,641
LTC Properties, Inc.	4,225	134,566
The Macerich Co.	17,689	1,012,341
Mack-Cali Realty Corp.	11,066	294,356
Medical Properties Trust, Inc.	17,993	188,027
MFA Financial, Inc.	47,645	404,983
Mid-America Apartment Communities, Inc. (b)	5,578	364,299
Mission West Properties, Inc.	3,361	29,241
Monmouth Real Estate Investment Corp., Class A	5,985	66,972
MPG Office Trust, Inc. (a)	7,868	26,358
National Health Investors, Inc.	3,165	162,808
National Retail Properties, Inc.	14,379	438,560
New York Mortgage Trust, Inc.	5,481	38,641
NorthStar Realty Finance Corp.	18,376	116,871
Omega Healthcare Investors, Inc.	14,363	326,471
One Liberty Properties, Inc.	1,966	36,666
Parkway Properties, Inc.	3,064	40,966
Pebblebrook Hotel Trust	7,846	183,518
Pennsylvania Real Estate Investment Trust	7,237	114,779
PennyMac Mortgage Investment Trust (d)	5,478	128,021
Piedmont Office Realty Trust, Inc.	22,370	387,896
PMC Commercial Trust	2,432	18,240
Post Properties, Inc.	7,274	348,861

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	21

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (concluded)
Potlatch Corp.	5,293	$197,799
PS Business Parks, Inc.	2,384	159,299
RAIT Financial Trust	6,719	35,275
Ramco-Gershenson Properties Trust	6,458	80,919
Rayonier, Inc.	16,264	797,099
Realty Income Corp.	17,751	725,838
Redwood Trust, Inc.	10,577	152,943
Regency Centers Corp.	11,982	583,883
Resource Capital Corp.	12,327	72,483
Retail Opportunity Investments Corp.	6,259	80,553
RLJ Lodging Trust	13,739	259,804
Rouse Properties, Inc.	3,364	48,273
Sabra Healthcare REIT, Inc.	5,093	101,911
Saul Centers, Inc.	1,826	81,074
Senior Housing Properties Trust	23,357	508,715
SL Green Realty Corp.	11,938	955,876
Sovran Self Storage, Inc.	3,906	225,962
STAG Industrial, Inc.	5,048	82,080
Starwood Property Trust, Inc.	15,768	366,921
Strategic Hotel Capital, Inc. (a)	24,058	144,589
Sun Communities, Inc.	3,546	156,450
Sunstone Hotel Investors, Inc. (a)	18,399	202,389
Supertel Hospitality, Inc. (a)	7,885	8,279
Tanger Factory Outlet Centers, Inc.	12,676	409,815
Taubman Centers, Inc.	7,798	598,341
Terreno Realty Corp.	2,470	39,026
Two Harbors Investment Corp.	37,674	442,669
UDR, Inc. (b)	33,180	823,528
UMH Properties, Inc.	2,696	32,271
Universal Health Realty Income Trust	1,725	79,316
Urstadt Biddle Properties, Inc., Class A	3,001	60,710
Walter Investment Management Corp. (a)	3,719	137,640
Washington Real Estate Investment Trust	8,546	229,204
Weingarten Realty Investors	14,935	419,823
Winthrop Realty Trust	4,058	43,745
		37,959,747
Software & Computer Services — 6.8%
Accelrys, Inc. (a)	7,885	68,284
ACI Worldwide, Inc. (a)	5,289	223,513
Acorn Energy, Inc.	2,740	24,441
The Active Network, Inc. (a)	5,142	64,429
Actuate Corp. (a)	7,378	51,867
Advent Software, Inc. (a)	4,326	106,290
Alliance Data Systems Corp. (a)	6,669	946,665
Allscripts Healthcare Solutions, Inc. (a)	22,866	284,224
American Software, Inc., Class A	3,519	28,715
Analysts International Corp. (a)	952	3,684

Common Stocks	Shares	Value
Software & Computer Services (continued)
Ansys, Inc. (a)(b)	12,314	$903,848
AOL, Inc. (a)	12,208	430,088
Ariba, Inc. (a)	13,188	590,822
Aspen Technology, Inc. (a)	12,579	325,167
athenahealth, Inc. (a)	4,829	443,157
Authentidate Holding Corp. (a)	6,322	8,092
Blackbaud, Inc.	6,115	146,271
Blucora, Inc. (a)	5,850	104,189
Bottomline Technologies, Inc. (a)	4,961	122,487
BroadSoft, Inc. (a)	3,747	153,702
BSQUARE Corp. (a)	2,162	6,875
CACI International, Inc., Class A (a)	3,006	155,681
Cadence Design Systems, Inc. (a)(b)	36,803	473,471
Calix, Inc. (a)	4,588	29,363
Callidus Software, Inc. (a)	5,318	26,218
Ciber, Inc. (a)	8,678	30,113
Clearwire Corp., Class A (a)	59,241	79,975
Cogent Communications Group, Inc.	6,347	145,918
CommVault Systems, Inc. (a)(b)	5,581	327,605
Computer Programs & Systems, Inc.	1,447	80,381
Computer Task Group, Inc. (a)	2,123	34,350
Compuware Corp. (a)	28,700	284,417
Comverse Technology, Inc. (a)	29,431	181,001
Concur Technologies, Inc. (a)	6,058	446,656
Cornerstone OnDemand, Inc. (a)	4,548	139,442
Crexendo, Inc.	2,713	8,139
CSG Systems International, Inc. (a)	4,622	103,949
Datalink Corp. (a)	2,530	20,948
DealerTrack Holdings, Inc. (a)	5,736	159,748
Deltek, Inc. (a)	3,284	42,758
DeVry, Inc.	7,690	175,024
Digimarc Corp.	1,169	26,010
Digital River, Inc. (a)	5,116	85,233
DST Systems, Inc.	4,084	230,991
Dynamics Research Corp. (a)	1,533	10,501
EarthLink, Inc.	15,328	109,135
Ebix, Inc.	4,409	104,096
Envestnet, Inc. (a)	3,594	42,050
EPIQ Systems, Inc.	4,426	59,397
Equinix, Inc. (a)	6,423	1,323,459
Evolving Systems, Inc.	1,901	11,710
ExactTarget, Inc. (a)	3,486	84,431
Facebook, Inc. (a)	65,856	1,425,782
Fair Isaac Corp.	4,550	201,383
FalconStor Software, Inc. (a)	5,289	12,429
Forrester Research, Inc.	1,964	56,504
Fortinet, Inc. (a)	17,623	425,419
Gartner, Inc. (a)	12,474	574,927
GSE Systems, Inc. (a)	4,471	9,121
Guidance Software, Inc. (a)	2,107	23,725
Guidewire Software, Inc. (a)	3,784	117,493
The Hackett Group, Inc. (a)	4,068	17,004

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	22

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Software & Computer Services (continued)
IAC/InterActiveCorp.	10,966	$570,890
ICG Group, Inc. (a)	5,703	57,942
iGate Corp. (a)	4,268	77,550
Immersion Corp. (a)	4,213	23,045
Infoblox, Inc. (a)	5,163	120,040
Informatica Corp. (a)	14,497	504,641
Innodata Corp. (a)	3,774	15,285
Interactive Intelligence Group, Inc. (a)	2,097	63,015
Internap Network Services Corp. (a)	7,295	51,430
Internet Patents Corp.	1,714	6,068
IntraLinks Holdings, Inc. (a)	5,479	35,833
Inuvo, Inc. (a)	5,901	4,308
Ipass, Inc. (a)	8,351	18,372
j2 Global, Inc.	6,077	199,447
JDA Software Group, Inc. (a)	5,815	184,801
Kenexa Corp. (a)	3,234	148,214
Keynote Systems, Inc.	2,182	31,595
The KEYW Holding Corp. (a)	2,532	31,650
KIT Digital, Inc. (a)(b)	7,788	23,364
Limelight Networks, Inc. (a)	10,747	25,148
LivePerson, Inc. (a)	7,064	127,929
LogMeIn, Inc. (a)	3,167	71,036
LookSmart Ltd. (a)	9,057	7,787
Manhattan Associates, Inc. (a)	2,724	156,003
Mastech Holdings, Inc. (a)	688	3,440
MedAssets, Inc. (a)	6,965	123,977
Medidata Solutions, Inc. (a)(b)	3,089	128,193
Mentor Graphics Corp. (a)(b)	12,569	194,568
Merge Healthcare, Inc. (a)	8,433	32,298
Meru Networks, Inc. (a)	1,589	5,434
MicroStrategy, Inc., Class A (a)	1,165	156,192
Mitek Systems, Inc. (a)	3,425	11,063
Monotype Imaging Holdings, Inc.	5,161	80,460
Motricity, Inc. (a)	6,006	2,943
Multiband Corp. (a)	3,161	6,796
NCI, Inc., Class A (a)	1,117	7,685
NetScout Systems, Inc. (a)	4,901	125,025
NetSuite, Inc. (a)	3,758	239,760
NIC, Inc.	8,641	127,887
Nuance Communications, Inc. (a)(b)	32,822	816,940
Opnet Technologies, Inc.	2,106	71,751
Parametric Technology Corp. (a)	15,825	344,985
PC-Tel, Inc.	3,124	22,024
PDF Solutions, Inc. (a)	3,461	47,277
Pegasystems, Inc.	2,407	69,899
Perficient, Inc. (a)	5,138	62,016
Premiere Global Services, Inc. (a)	6,468	60,476
Progress Software Corp. (a)	8,491	181,622
PROS Holdings, Inc. (a)	2,799	53,377
QAD, Inc., Class A (a)	153	2,078
QAD, Inc., Class B (a)	1,021	13,630
QLIK Technologies, Inc. (a)	9,922	222,352

Common Stocks	Shares	Value
Software & Computer Services (concluded)
Quality Systems, Inc.	5,279	$97,925
Quest Software, Inc. (a)	7,497	209,916
Rackspace Hosting, Inc. (a)	14,579	963,526
RealPage, Inc. (a)	4,867	109,994
RigNet, Inc. (a)	1,771	32,764
Rosetta Stone, Inc. (a)	1,778	22,670
Rovi Corp. (a)	14,504	210,453
Saba Software, Inc. (a)	4,836	48,312
Sapient Corp. (a)	14,917	159,015
Scientific Learning Corp. (a)	5,893	6,070
SciQuest, Inc. (a)	2,655	48,321
Selectica, Inc. (a)	570	2,953
ServiceNow, Inc. (a)	1,792	69,315
Smith Micro Software, Inc. (a)	4,441	7,150
Softbrands, Inc.	114	—
SolarWinds, Inc. (a)	8,176	455,730
Solera Holdings, Inc.	9,353	410,316
Sourcefire, Inc. (a)	4,086	200,337
Splunk, Inc. (a)	3,612	132,633
SS&C Technologies Holdings, Inc. (a)	5,468	137,848
Support.com, Inc. (a)	7,128	30,151
Synchronoss Technologies, Inc. (a)	3,710	84,959
Synopsys, Inc. (a)	19,802	653,862
Syntel, Inc.	2,224	138,800
Tangoe, Inc. (a)	4,539	59,597
TeleCommunication Systems, Inc., Class A (a)	7,111	15,360
TeleNav, Inc. (a)	3,039	18,143
TIBCO Software, Inc. (a)	20,581	622,164
Tyler Technologies, Inc. (a)	3,595	158,252
Ultimate Software Group, Inc. (a)	3,602	367,764
Unisys Corp. (a)	5,949	123,858
United Online, Inc.	13,600	75,072
Unwired Planet, Inc. (a)	10,970	21,062
Vantiv, Inc. Class A (a)	5,848	126,024
VASCO Data Security International, Inc. (a)	4,061	38,092
Verint Systems, Inc. (a)	3,234	88,741
VirnetX Holding Corp. (a)(b)	5,731	145,739
Virtusa Corp. (a)	2,832	50,325
VMware, Inc., Class A (a)	11,349	1,097,902
Vocus, Inc. (a)	2,833	56,830
Wave Systems Corp., Class A (a)	15,303	14,400
Web.com Group, Inc. (a)	4,415	79,249
Websense, Inc. (a)	4,924	77,061
Zix Corp. (a)	9,594	27,535
Zynga, Inc. Class A (a)	63,091	179,178
		26,377,676
Specialty Retail — 0.5%
Advance Auto Parts, Inc.	9,781	669,412
The Children’s Place Retail Stores, Inc. (a)	3,226	193,560
Express, Inc. (a)	11,964	177,306

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	23

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Specialty Retail (concluded)
Foot Locker, Inc.	20,106	$713,763
Lumber Liquidators Holdings, Inc. (a)	3,661	185,540
		1,939,581
Support Services — 3.9%
A.M. Castle & Co. (a)	2,303	28,764
ABM Industries, Inc.	6,470	122,477
Acacia Research Corp. (a)	6,707	183,839
ADA-ES, Inc. (a)	1,470	34,707
The Advisory Board Co. (a)(b)	4,637	221,788
Alliance Financial Corp.	772	31,042
American Reprographics Co. (a)	5,284	22,563
AMN Healthcare Services, Inc. (a)	5,654	56,879
AMREP Corp. (a)	500	5,000
Applied Industrial Technologies, Inc.	5,487	227,326
Barnes Group, Inc.	6,188	154,762
Barrett Business Services, Inc.	1,011	27,398
Black Box Corp.	2,301	58,698
Booz Allen Hamilton Holding Corp.	5,054	69,998
The Brink’s Co.	6,248	160,511
Broadridge Financial Solutions LLC	16,664	388,771
Cardtronics, Inc. (a)(b)	6,001	178,710
Casella Waste Systems, Inc. (a)	3,880	16,606
Cass Information Systems, Inc.	1,211	50,826
CBIZ, Inc. (a)	6,831	41,123
CDI Corp.	1,825	31,080
Cenveo, Inc. (a)	8,094	18,535
Clean Harbors, Inc. (a)	6,370	311,174
Coinstar, Inc. (a)	4,191	188,511
Comfort Systems USA, Inc.	5,075	55,470
Consolidated Graphics, Inc. (a)	1,159	30,238
Convergys Corp.	14,813	232,120
CoreLogic, Inc. (a)	14,010	371,685
Corrections Corp. of America	13,377	447,461
CRA International, Inc. (a)	1,372	23,708
Crawford & Co., Class B	4,183	20,957
Cross Country Healthcare, Inc. (a)	4,298	20,287
Deluxe Corp.	6,732	205,730
Dice Holdings, Inc. (a)	7,007	58,999
DigitalGlobe, Inc. (a)	6,343	129,334
Document Security Systems, Inc. (a)(b)	3,047	12,676
The Dolan Co. (a)	3,985	21,439
DXP Enterprises, Inc. (a)	1,346	64,298
EnergySolutions, Inc. (a)	11,073	30,229
ENGlobal Corp. (a)	3,131	1,661
Ennis, Inc.	3,495	57,353
Euronet Worldwide, Inc. (a)	6,412	120,481
ExamWorks Group, Inc. (a)	3,521	52,533
ExlService Holdings, Inc. (a)	3,534	104,253
Exponent, Inc. (a)	1,863	106,359
FleetCor Technologies, Inc. (a)	5,570	249,536
Franklin Covey Co. (a)	2,575	30,900

Common Stocks	Shares	Value
Support Services (continued)
Frontline Capital Group (a)	300	$—
FTI Consulting, Inc. (a)	5,624	150,048
Fuel Tech, Inc. (a)	2,618	10,917
Furmamite Corp. (a)	5,131	29,144
G&K Services, Inc., Class A	2,495	78,118
Genpact Ltd.	17,605	293,651
The Geo Group, Inc.	8,223	227,530
GeoEye, Inc. (a)	3,073	81,219
Global Cash Access, Inc. (a)	5,824	46,883
Global Payments, Inc.	10,549	441,265
Global Power Equipment Group, Inc.	2,352	43,488
GP Strategies Corp. (a)	2,666	51,507
Harris Interactive, Inc. (a)	7,323	10,692
Heartland Payment Systems, Inc.	5,189	164,387
Heidrick & Struggles International, Inc.	2,173	27,684
Heritage-Crystal Clean, Inc. (a)	1,181	23,443
Higher One Holdings, Inc. (a)	4,629	62,399
Huron Consulting Group, Inc. (a)	3,096	107,803
ICF International, Inc. (a)	2,716	54,592
Innerworkings, Inc. (a)	4,226	55,022
Insperity, Inc.	2,922	73,722
Jack Henry & Associates, Inc.	11,480	435,092
Kaman Corp., Class A	3,514	126,012
Kelly Services, Inc., Class A	3,486	43,924
Lawson Products, Inc.	376	2,602
Lender Processing Services, Inc.	11,321	315,743
Lincoln Educational Services Corp.	2,633	11,059
LinkedIn Corp. (a)	8,939	1,076,256
Lionbridge Technologies, Inc. (a)	8,226	28,956
Management Network Group, Inc. (a)	780	1,732
MAXIMUS, Inc.	4,558	272,204
McGrath RentCorp	3,083	80,435
Metalico, Inc. (a)	6,076	15,555
Michael Baker Corp. (a)	1,284	30,636
Mistras Group, Inc. (a)	2,217	51,434
Mobile Mini, Inc. (a)	5,130	85,722
Moduslink Global Solutions, Inc. (a)	6,550	24,169
Monster Worldwide, Inc. (a)	15,737	115,352
MSC Industrial Direct Co., Class A	6,160	415,554
MWI Veterinary Supply, Inc. (a)	1,623	173,142
Navigant Consulting, Inc. (a)	7,098	78,433
NeuStar, Inc., Class A (a)	8,785	351,664
Odyssey Marine Exploration, Inc. (a)	10,499	33,177
Official Payments Holdings, Inc. (a)	3,057	15,071
Online Resources Corp. (a)	5,364	15,717
Park-Ohio Holdings Corp. (a)	1,366	29,601
Perma-Fix Environmental Services, Inc. (a)	8,189	8,517
PowerSecure International, Inc. (a)	2,629	15,748
PRGX Global, Inc. (a)	3,174	27,169

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	24

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Support Services (concluded)
Quad/Graphics, Inc.	3,220	$54,611
Rentrak Corp. (a)	1,590	26,919
Resources Connection, Inc.	5,593	73,324
RPX Corp. (a)	3,193	35,794
Schnitzer Steel Industries, Inc., Class A	3,201	90,108
School Specialty, Inc. (a)	2,636	6,063
ServiceSource International, Inc. (a)	6,791	69,676
Sharps Compliance Corp. (a)	2,416	6,112
The Standard Register Co.	4,550	3,230
Startek, Inc. (a)	1,933	5,799
Swisher Hygiene, Inc. (a)	16,316	22,516
SYKES Enterprises, Inc. (a)	5,193	69,794
Team, Inc. (a)	2,604	82,937
TeleTech Holdings, Inc. (a)	3,076	52,446
Tetra Tech, Inc. (a)	8,370	219,796
Towers Watson & Co.	7,583	402,278
TrueBlue, Inc. (a)	5,400	84,888
Unifirst Corp.	2,007	134,048
United Rentals, Inc. (a)	12,420	406,258
United Stationers, Inc.	5,220	135,824
Universal Technical Institute, Inc.	2,991	40,977
URS Corp.	10,219	360,833
US Ecology, Inc.	2,379	51,339
Verisk Analytics, Inc. (a)	19,321	919,873
Viad Corp.	2,658	55,446
Waste Connections, Inc.	16,256	491,744
Wright Express Corp. (a)	5,153	359,267
		15,254,885
Technology Hardware & Equipment — 4.9%
3D Systems Corp. (a)(b)	6,449	211,850
Acme Packet, Inc. (a)	7,868	134,543
Adtran, Inc.	8,435	145,757
Advanced Energy Industries, Inc. (a)	4,848	59,727
Agilysys, Inc. (a)	2,279	19,599
Alliance Fiber Optic Products, Inc. (a)	1,596	14,348
Amkor Technology, Inc. (a)	10,693	47,049
Amtech Systems, Inc. (a)	1,370	4,494
Anadigics, Inc. (a)(b)	9,258	12,869
Applied Micro Circuits Corp. (a)	8,777	44,412
Arris Group, Inc. (a)	15,202	194,434
Aruba Networks, Inc. (a)	14,305	321,648
Atmel Corp. (a)	58,610	308,289
ATMI, Inc. (a)	4,218	78,328
AuthenTec, Inc. (a)	5,752	46,074
Aviat Networks, Inc. (a)	9,111	21,684
Aware, Inc.	2,073	13,060
Axcelis Technologies, Inc. (a)	14,315	15,031
AXT, Inc. (a)	4,373	14,781
Brightpoint, Inc. (a)	9,502	85,328

Common Stocks	Shares	Value
Technology Hardware & Equipment (continued)
Brocade Communications Systems, Inc. (a)(b)	61,650	$364,660
Brooks Automation, Inc.	8,594	69,010
Cabot Microelectronics Corp.	3,107	109,180
CalAmp Corp. (a)	4,047	33,226
Cavium, Inc. (a)	6,702	223,378
Ceva, Inc. (a)	3,226	46,390
Ciena Corp. (a)	13,513	183,777
Cirrus Logic, Inc. (a)	8,643	331,805
Clearfield, Inc. (a)	1,976	10,097
Cohu, Inc.	3,077	28,893
Comtech Telecommunications Corp.	2,469	68,243
Concurrent Computer Corp.	1,957	8,787
Cray, Inc. (a)	4,898	62,205
Cree, Inc. (a)	15,437	394,107
CVD Equipment Corp. (a)	784	7,605
Cymer, Inc. (a)	4,102	209,448
Cypress Semiconductor Corp.	18,098	194,011
Dataram Corp. (a)	6,622	4,106
Dialogic, Inc. (a)	1,891	4,576
Diebold, Inc.	8,356	281,681
Digi International, Inc. (a)	3,651	37,094
Diodes, Inc. (a)	4,651	79,114
Ditech Networks, Inc. (a)	8,978	12,749
Dot Hill Systems Corp. (a)	9,114	9,752
DSP Group, Inc. (a)	3,429	20,368
Dycom Industries, Inc. (a)	4,476	64,365
EchoStar Corp. Class A (a)	5,272	151,096
Electronics for Imaging, Inc. (a)	6,310	104,809
Emcore Corp. (a)	3,060	17,258
Emulex Corp. (a)	11,987	86,426
Entegris, Inc. (a)	18,355	149,226
Entropic Communications, Inc. (a)	12,118	70,527
Exar Corp. (a)	6,350	50,800
Extreme Networks, Inc. (a)	13,416	44,809
Fairchild Semiconductor International, Inc. (a)	16,783	220,193
Finisar Corp. (a)	12,341	176,476
Formfactor, Inc. (a)	7,012	39,197
FSI International, Inc. (a)	6,143	38,087
Fusion-io, Inc. (a)	9,028	273,278
Garmin Ltd.	15,367	641,419
Globecomm Systems, Inc. (a)	3,454	38,512
GSI Technology, Inc. (a)	2,896	14,335
Harmonic, Inc. (a)	16,134	73,248
Hittite Microwave Corp. (a)	3,589	199,082
Hutchinson Technology, Inc. (a)	5,295	9,213
ID Systems, Inc. (a)	2,125	12,240
Identive Group, Inc. (a)	7,272	6,254
iGO, Inc. (a)	8,187	3,193
Ikanos Communications, Inc. (a)	11,101	15,430
Imation Corp. (a)	4,049	22,634
Infinera Corp. (a)	15,414	84,469
Infosonics Corp. (a)	3,600	4,032

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	25

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Technology Hardware & Equipment (continued)
Ingram Micro, Inc., Class A (a)	19,848	$302,285
Inphi Corp. (a)	2,672	28,484
Insight Enterprises, Inc. (a)	5,875	102,695
Integrated Device Technology, Inc. (a)	18,989	111,655
Integrated Silicon Solutions, Inc. (a)	3,740	34,632
InterDigital, Inc.	5,699	212,459
Intermec, Inc. (a)	7,569	47,003
International Rectifier Corp. (a)	9,158	152,847
Intersil Corp., Class A	16,760	146,650
Ixia (a)	7,236	116,283
IXYS Corp. (a)	3,474	34,462
Kopin Corp. (a)	8,621	32,415
Kulicke & Soffa Industries, Inc. (a)	10,010	104,104
KVH Industries, Inc. (a)	2,117	28,558
Lantronix, Inc. (a)	3,162	5,534
Lattice Semiconductor Corp. (a)	15,956	61,111
Lexmark International, Inc., Class A	9,371	208,505
Loral Space & Communications Ltd.	1,664	118,310
LRAD Corp. (a)	6,254	8,631
LTX-Credence Corp. (a)	7,225	41,544
Marvell Technology Group Ltd.	64,097	586,488
Mattson Technology, Inc. (a)	8,585	8,327
Maxim Integrated Products, Inc.	38,676	1,029,555
MaxLinear, Inc., Class A (a)	3,820	25,556
MEMC Electronic Materials, Inc. (a)	30,647	84,279
Mercury Computer Systems, Inc. (a)	4,194	44,540
Micrel, Inc.	6,410	66,792
Micros Systems, Inc. (a)(b)	10,721	526,616
Microsemi Corp. (a)	11,826	237,348
Mindspeed Technologies, Inc. (a)	5,834	20,186
MIPS Technologies, Inc. (a)	7,524	55,602
MKS Instruments, Inc.	7,028	179,144
Monolithic Power Systems, Inc. (a)	4,254	84,016
MoSys, Inc. (a)	5,257	21,238
Nanometrics, Inc. (a)	3,115	43,018
NCR Corp. (a)	21,245	495,221
NeoPhotonics Corp. (a)	3,091	18,051
NETGEAR, Inc. (a)	5,124	195,429
NetList, Inc. (a)	4,429	5,713
Neutral Tandem, Inc. (a)	4,250	39,865
Novatel Wireless, Inc. (a)	4,683	9,272
Oclaro, Inc. (a)	12,672	34,214
OCZ Technology Group, Inc. (a)	9,856	34,200
Omnivision Technologies, Inc. (a)	7,069	98,648
ON Semiconductor Corp. (a)	60,740	374,766
Oplink Communications, Inc. (a)	2,673	44,211
Optical Cable Corp.	1,750	7,997
Overland Storage, Inc. (a)	4,647	7,993
PAR Technology Corp. (a)	1,934	10,540
ParkerVision, Inc. (a)(b)	11,726	27,439
PC Connection, Inc.	2,231	25,679

Common Stocks	Shares	Value
Technology Hardware & Equipment (continued)
Performance Technologies, Inc. (a)	1,109	$1,508
Pericom Semiconductor Corp. (a)	3,101	26,932
Photronics, Inc. (a)	8,049	43,223
Pixelworks, Inc. (a)	2,449	7,225
Plantronics, Inc.	5,659	199,932
PLX Technology, Inc. (a)	6,522	37,632
PMC-Sierra, Inc. (a)	30,744	173,396
Polycom, Inc. (a)	23,469	231,639
Power Integrations, Inc.	3,750	114,112
Preformed Line Products Co.	358	19,443
Presstek, Inc. (a)	7,696	3,771
Procera Networks, Inc. (a)	2,747	64,554
QLogic Corp. (a)	12,630	144,235
Quantum Corp. (a)	33,438	53,835
QuickLogic Corp. (a)	6,516	18,245
Radisys Corp. (a)	3,847	13,849
Rambus, Inc. (a)	14,765	81,798
Ramtron International Corp. (a)	6,093	18,766
RF Micro Devices, Inc. (a)	36,887	145,704
Rimage Corp.	1,695	11,441
Riverbed Technology, Inc. (a)	20,659	480,735
Rudolph Technologies, Inc. (a)	4,770	50,085
ScanSource, Inc. (a)	3,747	119,979
SeaChange International, Inc. (a)	3,677	28,864
Semtech Corp. (a)	8,716	219,207
Shoretel, Inc. (a)	7,526	30,781
Sigma Designs, Inc. (a)	4,522	29,890
Silicon Graphics International Corp. (a)	4,376	39,822
Silicon Image, Inc. (a)	11,129	51,082
Silicon Laboratories, Inc. (a)	5,083	186,851
Skyworks Solutions, Inc. (a)	25,433	599,329
Sonic Foundry, Inc. (a)	974	7,773
Sonus Networks, Inc. (a)	37,776	71,019
Spansion, Inc., Class A (a)	6,447	76,848
STEC, Inc. (a)	5,067	34,202
Super Micro Computer, Inc. (a)	3,733	44,908
Superconductor Technologies, Inc. (a)	7,509	3,529
Supertex, Inc. (a)	1,497	26,766
Sycamore Networks, Inc. (a)	2,814	43,336
Symmetricom, Inc. (a)	6,100	42,517
Synaptics, Inc. (a)	4,511	108,354
SYNNEX Corp. (a)	3,492	113,769
Systemax, Inc. (a)	1,213	14,326
Tech Data Corp. (a)	5,010	226,953
Tellabs, Inc.	44,883	158,886
Telular Corp.	2,742	27,146
Tessera Technologies, Inc.	6,860	93,845
TNS, Inc. (a)	3,358	50,202
Transact Technologies, Inc. (a)	1,530	11,108
Transwitch Corp. (a)	5,338	5,818
TriQuint Semiconductor, Inc. (a)	21,976	110,979
Ultra Clean Holdings, Inc. (a)	3,597	20,539
Ultratech, Inc. (a)	3,605	113,125

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	26

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Technology Hardware & Equipment (concluded)
USA Technologies, Inc. (a)	6,360	$8,014
VeriFone Systems, Inc. (a)	14,397	400,956
Viasat, Inc. (a)(b)	5,348	199,908
Vitesse Semiconductor Corp. (a)	4,377	10,680
Volterra Semiconductor Corp. (a)	3,449	75,430
VOXX International Corp. (a)	2,602	19,463
Westell Technologies, Inc., Class A (a)	9,091	19,455
Zhone Technologies, Inc. (a)	5,499	3,464
		18,929,468
Tobacco — 0.1%
Alliance One International, Inc. (a)	11,097	35,843
Schweitzer-Mauduit International, Inc.	4,106	135,457
Star Scientific, Inc. (a)(b)	17,883	61,875
Universal Corp.	3,008	153,168
Vector Group Ltd.	7,529	124,898
		511,241
Travel & Leisure — 4.2%
AFC Enterprises, Inc. (a)	3,469	85,337
Alaska Air Group, Inc. (a)	9,269	324,971
Allegiant Travel Co. (a)	2,033	128,811
Ambassadors Group, Inc.	2,730	14,742
Ameristar Casinos, Inc.	4,564	81,239
Avis Budget Group, Inc. (a)	14,269	219,457
Bally Technologies, Inc. (a)(b)	5,538	273,522
Biglari Holdings, Inc. (a)	172	62,790
BJ’s Restaurants, Inc. (a)	3,328	150,925
Bluegreen Corp. (a)	2,333	14,651
Bob Evans Farms, Inc.	3,720	145,564
Boyd Gaming Corp. (a)	7,553	53,324
Bravo Brio Restaurant Group, Inc. (a)	2,667	38,805
Brinker International, Inc.	9,869	348,376
Buffalo Wild Wings, Inc. (a)	2,504	214,693
Burger King Worldwide, Inc. (a)	8,681	121,013
Caribou Coffee Co., Inc. (a)	2,925	40,160
Carmike Cinemas, Inc. (a)	2,607	29,329
Carrols Restaurant Group, Inc. (a)	3,017	17,378
CEC Entertainment, Inc.	2,341	70,511
Century Casinos, Inc. (a)	3,711	9,834
The Cheesecake Factory, Inc.	6,688	239,096
Choice Hotels International, Inc.	3,801	121,594
Churchill Downs, Inc.	1,615	101,293
Cinemark Holdings, Inc.	13,419	300,988
Cosi, Inc. (a)	13,258	10,209
Cracker Barrel Old Country Store, Inc.	3,088	207,236
Delta Air Lines, Inc. (a)	113,122	1,036,197
Denny’s Corp. (a)	13,533	65,635
DineEquity, Inc. (a)	2,119	118,664
Dollar Thrifty Automotive Group, Inc. (a)	3,759	326,770
Domino’s Pizza, Inc.	7,703	290,403

Common Stocks	Shares	Value
Travel & Leisure (continued)
Dover Downs Gaming & Entertainment, Inc.	3,295	$8,205
Dover Motorsports, Inc. (a)	4,712	6,550
Dunkin’ Brands Group, Inc.	9,894	288,855
Einstein Noah Restaurant Group, Inc.	1,014	17,938
Empire Resorts, Inc. (a)	2,676	4,442
Entertainment Gaming Asia, Inc. (a)	3,165	6,488
Famous Dave’s of America, Inc. (a)	1,344	12,795
Fiesta Restaurant Group, Inc. (a)	2,239	35,533
Full House Resorts, Inc. (a)	3,528	13,230
Gaming Partners International Corp.	1,400	8,890
Hawaiian Holdings, Inc. (a)	6,791	37,962
Hertz Global Holdings, Inc. (a)	39,735	545,562
HomeAway, Inc. (a)	4,604	107,964
Hyatt Hotels Corp. (a)	7,439	298,676
International Speedway Corp., Class A	3,087	87,578
Interval Leisure Group, Inc.	5,201	98,455
Isle of Capri Casinos, Inc. (a)	3,200	22,240
Jack in the Box, Inc. (a)	5,950	167,254
JetBlue Airways Corp. (a)	29,840	142,934
Krispy Kreme Doughnuts, Inc. (a)	9,131	72,409
Las Vegas Sands Corp.	47,092	2,183,656
Life Time Fitness, Inc. (a)	5,300	242,422
Luby’s, Inc. (a)	2,919	19,645
Madison Square Garden, Inc. (a)	8,042	323,851
Marcus Corp.	2,990	33,189
Marriott Vacations Worldwide Corp. (a)	3,894	140,262
MGM Resorts International (a)	49,556	532,727
Monarch Casino & Resort, Inc. (a)	1,669	14,537
Morgans Hotel Group Co. (a)	5,122	32,883
MTR Gaming Group, Inc. (a)	3,170	13,346
Multimedia Games Holding Co., Inc. (a)	3,843	60,450
Orbitz Worldwide, Inc. (a)	4,217	10,753
Orient Express Hotels Ltd., Class A (a)	12,044	107,192
Panera Bread Co., Class A (a)	3,777	645,452
Papa John’s International, Inc. (a)	2,438	130,214
Peet’s Coffee & Tea, Inc. (a)	1,812	132,892
Penn National Gaming, Inc. (a)	8,877	382,599
Pinnacle Entertainment, Inc. (a)	8,683	106,367
Premier Exhibitions, Inc. (a)	7,225	17,123
Reading International, Inc., Class A (a)	3,026	17,853
Red Lion Hotels Corp. (a)	3,364	21,025
Red Robin Gourmet Burgers, Inc. (a)	1,859	60,529
Regal Entertainment Group, Series A	10,549	148,424
Republic Airways Holdings, Inc. (a)	5,460	25,280
Rick’s Cabaret International, Inc. (a)	1,483	12,279
Royal Caribbean Cruises Ltd.	18,926	571,754
Ruby Tuesday, Inc. (a)	8,054	58,391
Ruth’s Hospitality Group, Inc. (a)	5,041	32,111

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	27

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Travel & Leisure (concluded)
Ryman Hospitality Properties (a)	6,627	$261,965
Scientific Games Corp., Class A (a)	7,662	63,365
Shuffle Master, Inc. (a)	7,481	118,275
Six Flags Entertainment Corp.	7,100	417,480
SkyWest, Inc.	6,683	69,035
Sonic Corp. (a)	7,630	78,360
Speedway Motorsports, Inc.	1,392	21,437
Spirit Airlines, Inc. (a)	6,188	105,691
Steiner Leisure Ltd. (a)	1,878	87,421
Texas Roadhouse, Inc., Class A	7,869	134,560
Town Sports International Holdings, Inc. (a)	3,112	38,495
Travelzoo, Inc. (a)	1,341	31,607
United Continental Holdings, Inc. (a)	44,156	861,042
US Airways Group, Inc. (a)	21,839	228,436
Vail Resorts, Inc.	4,787	275,971
The Wendy’s Co.	37,304	169,733
WMS Industries, Inc. (a)	7,215	118,182
World Wrestling Entertainment, Inc.	3,952	31,814
Zipcar, Inc. (a)	3,553	27,642
		16,465,194
Total Common Stocks – 98.6%		384,468,580

Other Interests (e)	Beneficial Interest (000)
Fixed Line Telecommunications — 0.0%
Primus Telecommunications Escrow	$29	1
Leisure Goods — 0.0%
H3 Enterprises, Inc. (a)	3	—
Pharmaceuticals & Biotechnology — 0.0%
Merck Contingent Value	3	—
Real Estate Investment Trusts (REITs) — 0.0%
LTC-Amerivest Liquidating Trust	4	—
Technology Hardware & Equipment — 0.0%
Gerber Scientific, Inc. (a)	4	—
Travel & Leisure — 0.0%
FRD Acquisition Co.	13	—
Total Other Interests – 0.0%		1

Rights	Par (000)	Value
Banks — 0.0%
Camco Financial Corp. (Expires 10/31/12) (a)	$1	$98
Internet Software & Services — 0.0%
Liberty Ventures (Expires 10/09/12) (a)	1	18,415
Wireless Telecommunication Services — 0.0%
Motricity, Inc. (Expires 10/03/12) (a)	6	51
Total Rights – 0.0%		18,564

Warrants (f)	Shares
Banks — 0.0%
Federal-Mogul Corp., Class A (Issued 12/27/07, 1 Share for 1 Warrant, Expires 12/27/14, Strike Price $45.82) (Expires 12/27/14) (a)	249	7
Energy Equipment & Services — 0.0%
Magnum Hunter Resources Corp. (Issued 8/31/12, 1 Share for 1 Warrant, Expires 10/14/13, Strike Price $10.50) (Expires 10/14/13) (a)	1,481	—
Total Warrants – 0.0%		7
Total Long-Term Investments (Cost – $279,283,566) – 98.6%		384,487,152

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	28

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempCash, Institutional Class, 0.16% (d)(g)	4,456,299	$4,456,299

	Beneficial Interest (000)
BlackRock Liquidity Series LLC, Money Market Series, 0.29% (d)(g)(h)	$13,668	13,668,151
Total Short-Term Securities (Cost – $18,124,450) – 4.7%		18,124,450
Total Investments (Cost - $297,408,016*) – 103.3%		402,611,602
Liabilities in Excess of Other Assets – (3.3)%		(13,084,444)
Net Assets – 100.0%		$389,527,158

*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$302,317,298
Gross unrealized appreciation	$130,257,878
Gross unrealized depreciation	(29,963,574)
Net unrealized appreciation	$100,294,304

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(d)

Investments in issuers considered to be an affiliate of the Series during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2011	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2012	Value at September 30, 2012	Income	Realized Loss
BlackRock Liquidity Funds, TempCash, Institutional Class	7,443,931	—	(2,987,632)[1]	4,456,299	$4,456,299	$9,264	—
BlackRock Liquidity Series LLC, Money Market Series	$21,009,135	—	$(7,340,984)[1]	$13,668,151	$13,668,151	$279,169	—
PennyMac Mortgage Investment Trust	4,147	1,496	(165)	5,478	$128,021	$6,661	$(186)

[1]	Represents net shares/beneficial Interest sold.

(e)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(f)

Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(g)	Represents the current yield as of report date.

(h)	Security was purchased with the cash collateral from loaned securities.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	29

Schedule of Investments (continued)	Master Extended Market Index Series

•	Financial futures contracts purchased as of September 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
27	Russell 2000 E-Mini	ICE Futures US Indices	December 2012	$2,252,880	$(10,018)
32	S&P Mid 400 E-Mini	Chicago Mercantile	December 2012	$3,156,800	(42,655)
Total					$(52,673)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Series has the ability to access

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Series’ policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Seriess policy regarding valuation of investments and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its semi-annual report.

The following tables summarize the Series’ investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$5,607,990	—	—	$5,607,990
Alternative Energy	300,216	—	—	300,216
Automobiles & Parts	6,908,351	—	—	6,908,351
Banks	19,763,403	—	—	19,763,403
Beverages	255,653	—	—	255,653
Chemicals	9,096,786	—	—	9,096,786
Construction & Materials	9,605,003	—	—	9,605,003
Electricity	7,124,323	—	—	7,124,323
Electronic & Electrical Equipment	11,762,845	—	—	11,762,845
Financial Services	10,694,057	—	—	10,694,057
Fixed Line Telecommu- nications	1,653,927	—	—	1,653,927
Food & Drug Retailers	2,989,601	—	—	2,989,601
Food Producers	6,131,391	—	$225	6,131,616
Food Products	1,554,639	—	—	1,554,639
Forestry & Paper	1,385,704	—	—	1,385,704
Gas, Water & Multi-Utilities	6,183,277	—	—	6,183,277
General Industrials	4,865,418	—	—	4,865,418
General Retailers	19,738,741	—	—	19,738,741
Health Care Equipment & Services	20,332,323	—	—	20,332,323
Household Goods & Home Construction	8,256,369	—	—	8,256,369
Industrial Engineering	11,902,155	—	—	11,902,155
Industrial Metals & Mining	2,587,994	—	—	2,587,994

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	30

Schedule of Investments (concluded)	Master Extended Market Index Series

	Level 1	Level 2	Level 3	Total
Common Stocks (continued):
Industrial Transportation	$6,177,516	—	—	$6,177,516
Leisure Goods	3,047,388	—	—	3,047,388
Life Insurance	1,612,453	—	—	1,612,453
Media	13,938,508	—	—	13,938,508
Mining	3,468,554	—	—	3,468,554
Mobile Telecommu- nications	1,927,019	—	—	1,927,019
Nonlife Insurance	13,752,025	—	—	13,752,025
Oil & Gas Producers	15,229,599	—	—	15,229,599
Oil Equipment, Services & Distribution	9,909,674	—	—	9,909,674
Personal Goods	6,406,563	—	—	6,406,563
Pharmaceuticals & Biotechnology	19,576,986	—	—	19,576,986
Professional Services	1,227,126	—	—	1,227,126
Real Estate Investment & Services	2,056,986	—	—	2,056,986
Real Estate Investment Trusts (REITs)	37,959,747	—	—	37,959,747
Software & Computer Services	26,377,676	—	—	26,377,676
Specialty Retail	1,939,581	—	—	1,939,581
Support Services	15,254,885	—	—	15,254,885
Technology Hardware & Equipment	18,929,468	—	—	18,929,468
Tobacco	511,241	—	—	511,241
Travel & Leisure	16,465,194	—	—	16,465,194
Other Interests:
Fixed Line Telecommu- nications	—	—	$1	1
Rights:
Banks	98	—	—	98
Internet Software & Services	18,415	—	—	18,415

	Level 1	Level 2	Level 3	Total
Common Stocks (concluded):
Wireless Telecommu- nication Services	$51	—	—	$51
Warrants:
Banks	7	—	—	7
Short-Term Securities	4,456,299	13,668,151	—	18,124,450
Total	$388,943,225	$13,668,151	$226	$402,611,602

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(52,673)	—	—	$(52,673)

[1]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Series’ assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$207,191	—	—	$207,191
Liabilities:
Collateral on securities loaned at value	—	$(13,668,151)	—	(13,668,151)
Total	$207,191	$(13,668,151)	—	$(13,460,960)

There were no transfers between levels during the period ended September 30, 2012.

Certain of the Series’ investments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	31

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Extended Market Index Series of Quantitative Master Series LLC

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: November 20, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: November 20, 2012